Quarterly Holdings Report
for
Fidelity® Municipal Income Fund
September 30, 2025
HIY-NPRT3-1125
1.807726.121
Municipal Securities - 98.2%
	Principal Amount (a)	Value ($)
Alabama - 4.2%
Education - 0.2%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2039	1,445,000	1,507,004
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2049	1,735,000	1,762,461
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2049	1,510,000	1,533,900
University South AL Univ Rev Series 2024 A, 5% 4/1/2049 (Build America Mutual Assurance Co Insured)	5,750,000	5,966,485
		10,769,850
General Obligations - 4.0%
Black Belt Energy Gas District 5% tender 12/1/2055 (BP PLC Guaranteed) (b)	28,800,000	31,040,232
Black Belt Energy Gas District Series 2024A, 5.25% tender 5/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	6,900,000	7,523,848
Black Belt Energy Gas District Series 2025 B, 5% 10/1/2035 (Forethought Life Insurance Co Guaranteed)	13,125,000	13,706,781
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2029 (Morgan Stanley Guaranteed)	1,475,000	1,506,182
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2030 (Morgan Stanley Guaranteed)	1,115,000	1,141,237
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2031 (Morgan Stanley Guaranteed)	975,000	994,621
Southeast Energy Auth Commodity Supply Rev Ala 4% tender 12/1/2051 (Morgan Stanley Guaranteed) (b)	23,655,000	24,238,332
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	17,760,000	18,995,387
Southeast Energy Authority A Cooperative District 5% tender 5/1/2055 (Royal Bank of Canada Guaranteed) (b)	11,040,000	11,922,469
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	21,055,000	22,507,496
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	32,675,000	35,641,489
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	14,575,000	16,039,990
		185,258,064
TOTAL ALABAMA		196,027,914
Arizona - 1.6%
Education - 0.1%
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (c)(d)	910,000	546,000
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (c)(d)	910,000	546,000
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2044	1,000,000	987,861
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2049	1,125,000	1,097,420
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2054	1,330,000	1,278,081
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2059	2,000,000	1,898,584
		6,353,946
Electric Utilities - 0.1%
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	5,885,000	6,253,031
General Obligations - 0.3%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	3,825,000	3,483,101
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	2,655,000	2,580,503
Salt Verde Finl Corp Gas Rev AZ 5.5% 12/1/2029 (Citigroup Inc Guaranteed)	7,370,000	7,952,019
		14,015,623
Health Care - 0.5%
Arizona Health Facs Auth Rev (Banner Health System Proj.) Series 2007B, S&P Muni 7 Day High Grade Rate Index + 0.81%, 2.87% tender 1/1/2037 (b)(f)	2,465,000	2,413,998
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2030	1,300,000	1,419,259
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2031	1,250,000	1,385,809
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2032	1,250,000	1,399,218
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2038	235,000	234,792
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2048	295,000	263,889
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	5,970,000	4,473,050
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	3,535,000	2,616,541
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 5.75% 1/1/2036 (e)	2,140,000	2,013,243
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 6% 1/1/2048 (e)	5,260,000	4,481,932
		20,701,731
Housing - 0.0%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	2,329,425	2,301,412
Industrial Development - 0.1%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(g)	4,580,000	4,657,829
Special Tax - 0.1%
Glendale AZ (Glendale AZ Excise Tax Proj.) 5% 7/1/2030	2,080,000	2,158,249
Glendale AZ (Glendale AZ Excise Tax Proj.) 5% 7/1/2031	3,105,000	3,216,454
		5,374,703
Transportation - 0.4%
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2029	2,070,000	2,157,442
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2036 (g)	1,450,000	1,476,949
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2037 (g)	1,075,000	1,092,563
Phoenix AZ Cvc Imp Crp Apr Rev Series A, 5% 7/1/2033 (g)	910,000	932,992
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2033	2,900,000	3,002,768
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2036	3,310,000	3,399,775
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2037	2,070,000	2,120,730
		14,183,219
TOTAL ARIZONA		73,841,494
Arkansas - 0.3%
General Obligations - 0.3%
Arkadelphia Ark Sch Dist No 1 2% 5/1/2041	1,005,000	694,020
Bryant Ark Sch Dist No 25 1.9% 2/1/2039	1,705,000	1,218,377
Clinton Ark Sch Dist No 1 2% 2/1/2041	1,860,000	1,307,287
DE Queen Ark Sch Dist No 17 Sevier Cnty Series 2020, 2.25% 2/1/2041	590,000	426,395
Farmington AR Scd No 6 2% 2/1/2035	210,000	176,812
Gravette School District No 20 2.125% 6/1/2042	400,000	276,722
Gravette School District No 20 2.25% 2/1/2039	435,000	342,410
Gravette School District No 20 2.375% 2/1/2045	500,000	345,116
Greenbrier AK Sch Dist No 47 Faulkner Cnty Series 2019, 3.125% 2/1/2042	1,545,000	1,311,474
Magnolia Ark Sch Dist No 14 2% 2/1/2043	2,070,000	1,331,769
Marion Ark Sch Dist No 3 Crittenden Series A, 3% 2/1/2049	3,415,000	2,594,149
Pea Ridge Ark Sch Dist No 109 2% 2/1/2037	215,000	169,927
Valley View Sch Dist No 58 Ark 2% 2/1/2037	915,000	724,005
Valley View Sch Dist No 58 Ark 2% 2/1/2039	950,000	704,581
Van Buren Ark Sch Dist No 042 2% 2/1/2039	1,050,000	775,583
Warren Ark Sch Dist No 001 Series A, 2% 2/1/2035	595,000	500,967
Warren Ark Sch Dist No 001 Series A, 2% 2/1/2039	640,000	474,665
Watson Chapel Ark Sch Dist No24 2% 6/1/2038	215,000	159,990
		13,534,249
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2033	380,000	399,024
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2036	165,000	169,736
		568,760
TOTAL ARKANSAS		14,103,009
California - 5.8%
Education - 0.3%
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) Series 2018, 5% 5/15/2038	7,200,000	7,381,526
University CA Revs 3% 5/15/2051	6,765,000	5,047,136
		12,428,662
Escrowed/Pre-Refunded - 0.0%
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (Pre-refunded to 11/15/2031 at 100) (g)	90,000	98,467
General Obligations - 2.7%
Abc Calif Uni Sch Dist 0% 8/1/2028 (National Public Finance Guarantee Corporation Insured) (h)	3,250,000	3,016,888
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	6,905,000	7,443,865
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	10,395,000	11,133,114
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (b)	16,760,000	17,988,847
California Community Choice Financing Authority Series 2025D, 5% tender 10/1/2055 (Forethought Life Insurance Co Guaranteed) (b)	24,900,000	26,779,694
California St Pub Wks Brd Lse 5% 8/1/2031	1,365,000	1,558,527
California St Pub Wks Brd Lse 5% 8/1/2034	2,535,000	2,833,814
Folsom Cordova Calif Uni Sch Dist Sch Facs Impt Dist No 4 (Folsom-Cordova CA Sch Fac Impr Dist Proj.) Gen. Oblig. Series A, 0% 10/1/2031 (National Public Finance Guarantee Corporation Insured) (h)	1,520,000	1,291,280
Kern Calif Cmnty College Dist Gen. Oblig. 0% 11/1/2028 (Assured Guaranty Inc Insured) (h)	4,100,000	3,779,094
Kern Calif Cmnty College Dist Gen. Oblig. 0% 11/1/2030 (Assured Guaranty Inc Insured) (h)	4,140,000	3,600,903
Long Beach CA Uni Sch Dist Series 2009A, 5.5% 8/1/2029	155,000	155,850
Monrovia Calif Uni Sch Dist 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (h)	3,745,000	3,394,444
Mt Diablo CA Unified Sch Dist 4% 8/1/2029	1,595,000	1,689,937
Poway CA Unified Sch Dist 0% 8/1/2032 (h)	4,885,000	4,049,431
Poway CA Unified Sch Dist 0% 8/1/2037 (h)	6,455,000	4,198,790
Poway CA Unified Sch Dist 0% 8/1/2038 (h)	6,890,000	4,247,196
Poway CA Unified Sch Dist 0% 8/1/2039 (h)	19,705,000	11,522,060
Poway CA Unified Sch Dist 0% 8/1/2046 (h)	950,000	353,351
Poway CA Unified Sch Dist 0% 8/1/2051 (h)	1,950,000	562,129
San Diego CA Uni Sch Dist 0% 7/1/2034 (h)	2,980,000	2,274,167
San Diego CA Uni Sch Dist 0% 7/1/2047 (i)	7,205,000	5,699,040
San Marcos Unified School District 0% 8/1/2047 (h)	9,680,000	3,589,653
State of California Gen. Oblig. 5.25% 12/1/2033	150,000	150,253
State of California Gen. Oblig. 5.5% 4/1/2028	10,000	10,023
State of California Gen. Oblig. 5.5% 4/1/2030	5,000	5,011
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2013A, 5.5% 8/1/2038	3,725,000	3,735,166
		125,062,527
Health Care - 0.0%
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (c)(d)	109,584	0
Housing - 0.3%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	2,952,829	2,883,643
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	8,779,567	8,970,815
		11,854,458
Other - 0.0%
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	1,390,000	1,289,079
Special Tax - 0.0%
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2029	2,185,000	2,186,803
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2031	985,000	985,812
		3,172,615
Tobacco Bonds - 0.2%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (h)	69,825,000	7,407,483
Transportation - 2.2%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Inc Insured) (h)	3,145,000	865,557
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2030 (Build America Mutual Assurance Co Insured) (g)	2,000,000	2,186,499
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2031 (Build America Mutual Assurance Co Insured) (g)	1,000,000	1,100,070
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (g)	1,610,000	1,738,804
Los Angeles CA Dept Arpts Rev Series 2020C, 5% 5/15/2045 (g)	2,900,000	2,944,374
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5.25% 7/1/2042 (Assured Guaranty Inc Insured) (g)	3,165,000	3,370,847
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5.25% 7/1/2044 (Assured Guaranty Inc Insured) (g)	1,040,000	1,098,226
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5.25% 7/1/2045 (Assured Guaranty Inc Insured) (g)	2,190,000	2,315,274
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2046 (g)	10,000,000	10,128,850
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2056 (g)	7,000,000	7,053,147
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5% 7/1/2036 (g)	2,500,000	2,779,523
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2038 (g)	2,080,000	2,322,303
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (g)	6,395,000	6,614,437
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2028 (g)	8,530,000	8,973,299
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2029 (g)	5,710,000	6,114,430
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2049 (g)	1,000,000	1,005,439
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2043 (g)	4,940,000	5,198,134
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2049 (g)	4,140,000	4,295,698
San Francisco CA City & County Airports Commission International Airport Revenue Series 2025 A, 5% 5/1/2034 (g)	3,065,000	3,418,243
San Francisco CA City & County Airports Commission International Airport Revenue Series 2025 A, 5% 5/1/2035 (g)	10,000,000	11,152,647
San Francisco CA City & County Airports Commission International Airport Revenue Series 2025 A, 5% 5/1/2036 (g)	16,000,000	17,657,711
		102,333,512
Water & Sewer - 0.1%
Eastern Municipal Water District Financing Authority 4% 7/1/2038	1,400,000	1,418,760
Eastern Municipal Water District Financing Authority 5% 7/1/2036	1,600,000	1,760,999
Eastern Municipal Water District Financing Authority 5% 7/1/2037	1,000,000	1,092,110
		4,271,869
TOTAL CALIFORNIA		267,918,672
Colorado - 2.4%
Education - 0.0%
CO St Board Governors Univ Enterprise Sys Rev Series 2024A, 4% 3/1/2047	4,420,000	3,942,589
Electric Utilities - 0.1%
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2038	2,080,000	2,112,856
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2043	2,600,000	2,612,391
		4,725,247
General Obligations - 0.6%
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2037	2,835,000	3,370,227
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2039	2,665,000	3,107,737
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2040	1,040,000	1,200,824
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2042	1,785,000	2,015,879
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2043	3,400,000	3,813,185
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2045	1,280,000	1,418,787
Denver CO Cty & Cnty Sch Dis 1 5.5% 12/1/2049	11,345,000	12,435,487
		27,362,126
Health Care - 0.6%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 3% 11/15/2051	3,735,000	2,681,060
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	4,395,000	3,918,147
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	4,480,000	3,393,373
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	17,455,000	14,880,220
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2037	1,000,000	1,038,989
		25,911,789
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	500,000	506,362
Special Tax - 0.0%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	1,058,000	1,038,526
Transportation - 1.1%
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2026 (g)	2,855,000	2,926,589
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2027 (g)	2,440,000	2,552,100
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2034 (g)	4,245,000	4,715,503
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2036 (g)	4,140,000	4,268,859
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2037 (g)	8,280,000	8,504,567
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2033 (g)	1,185,000	1,305,340
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2036 (g)	10,000,000	10,756,784
Denver CO City & Cnty Arpt Series 2022A, 5.5% 11/15/2038 (g)	12,575,000	13,835,036
		48,864,778
TOTAL COLORADO		112,351,417
Connecticut - 2.7%
Education - 0.3%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	2,515,000	2,143,095
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2026	415,000	421,629
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2027	290,000	301,151
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2028	525,000	543,959
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2029	330,000	341,887
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2027	415,000	425,228
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2029	1,060,000	1,100,413
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2030	830,000	860,562
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2031	1,400,000	1,447,025
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2032	1,000,000	1,029,582
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2033	2,500,000	2,563,603
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2034	620,000	633,637
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 3, 5% 7/1/2036	895,000	908,409
		12,720,180
General Obligations - 1.0%
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2033 (Build America Mutual Assurance Co Insured)	3,000,000	3,423,365
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	1,675,000	1,921,219
Connecticut St Gen. Oblig. 3% 6/1/2038	1,850,000	1,647,003
Connecticut St Gen. Oblig. 3% 6/1/2040	1,740,000	1,490,888
Connecticut St Gen. Oblig. 4% 1/15/2039	3,305,000	3,338,501
Connecticut St Gen. Oblig. 5% 3/15/2045	1,000,000	1,066,689
Connecticut St Gen. Oblig. Series 2020 A, 4% 1/15/2034	8,385,000	8,703,471
Connecticut St Gen. Oblig. Series 2020 A, 4% 1/15/2038	1,000,000	1,011,481
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2034	1,280,000	1,256,174
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2035	1,000,000	959,279
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	1,475,000	1,304,368
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2040	1,770,000	1,525,954
Connecticut St Gen. Oblig. Series 2025 D, 5% 8/15/2030 (j)	1,000,000	1,115,513
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2043	1,700,000	1,831,121
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2044	1,100,000	1,178,245
Connecticut St Series 2024 G, 3% 11/15/2042	935,000	785,510
Connecticut St Series 2024 G, 3% 11/15/2043	585,000	482,301
Connecticut St Series 2024 G, 5% 11/15/2044	2,500,000	2,672,581
New Britain Conn Gen. Oblig. Series 2017 C, 5% 3/1/2029 (Assured Guaranty Inc Insured)	885,000	914,317
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2029 (Assured Guaranty Inc Insured)	1,115,000	1,212,023
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2030 (Assured Guaranty Inc Insured)	2,780,000	3,078,506
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2033 (Assured Guaranty Inc Insured)	1,370,000	1,556,908
		42,475,417
Health Care - 0.6%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2039 (d)(e)	3,930,000	2,554,500
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (d)(e)	285,000	185,250
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2050 (e)	1,800,000	1,663,522
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) Series G1, 5% 7/1/2044 (e)	1,525,000	1,452,241
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2037	2,500,000	2,466,572
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2038	1,120,000	1,090,235
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2032	2,000,000	2,144,353
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2034	3,500,000	3,730,109
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2035	3,905,000	3,935,753
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2036	4,000,000	4,012,776
Connecticut State Health & Educational Facilities Authority (Stamford Hospital, CT Proj.) 4% 7/1/2046	7,315,000	6,511,293
		29,746,604
Housing - 0.0%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	1,105,000	1,091,170
Special Tax - 0.8%
Connecticut St Gen. Oblig. 3% 1/15/2040	3,710,000	3,198,468
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2037	9,975,000	11,280,044
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2044	8,030,000	8,552,384
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2045	4,700,000	4,989,070
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2030 (e)	2,685,000	2,725,024
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2039 (e)	4,865,000	4,922,723
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2036 (e)	1,390,000	1,367,576
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2024, 5.625% 4/1/2044 (e)	900,000	928,210
		37,963,499
TOTAL CONNECTICUT		123,996,870
District Of Columbia - 1.2%
Transportation - 1.2%
Metropolitan Wash DC Arpts Ath 5% 10/1/2027 (g)	3,125,000	3,260,436
Metropolitan Wash DC Arpts Ath 5% 10/1/2028 (g)	1,560,000	1,659,084
Metropolitan Wash DC Arpts Ath 5% 10/1/2031 (g)	1,200,000	1,239,750
Metropolitan Wash DC Arpts Ath 5% 10/1/2032 (g)	1,855,000	1,911,952
Metropolitan Wash DC Arpts Ath 5% 10/1/2033 (g)	910,000	935,650
Metropolitan Wash DC Arpts Ath 5% 10/1/2035 (g)	2,070,000	2,115,905
Metropolitan Wash DC Arpts Ath Series 2025A, 5.25% 10/1/2039 (g)	5,485,000	6,051,134
Metropolitan Wash DC Arpts Ath Series 2025A, 5.25% 10/1/2040 (g)	2,405,000	2,629,671
Metropolitan Wash DC Arpts Ath Series 2025A, 5.5% 10/1/2044 (g)	1,770,000	1,921,337
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 5% 10/1/2047	7,150,000	7,209,722
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2035	2,115,000	2,218,288
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2037	2,125,000	2,211,142
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2044	7,000,000	7,140,008
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Inc Insured)	6,355,000	4,569,881
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	7,815,000	6,810,178
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2022 A, 3% 10/1/2053 (Assured Guaranty Inc Insured)	3,600,000	2,512,707
		54,396,845
TOTAL DISTRICT OF COLUMBIA		54,396,845
District Of Columbia,Maryland,Virginia - 0.5%
Special Tax - 0.5%
Washington Metropolitan Area Transit Authority 5% 7/15/2038	9,900,000	10,534,009
Washington Metropolitan Area Transit Authority Series 2021 A, 5% 7/15/2046	2,000,000	2,056,814
Washington Metropolitan Area Transit Authority Series 2024 A, 5% 7/15/2056	9,660,000	9,923,775
		22,514,598
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		22,514,598
Florida - 4.1%
Education - 0.3%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2028	2,000,000	2,095,302
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2044	1,700,000	1,781,664
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2054	3,050,000	3,146,884
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2020 A, 3% 12/1/2048	5,015,000	3,561,994
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2049	1,705,000	1,725,374
		12,311,218
Electric Utilities - 0.4%
Florida St Mun Pwr Agy Rev Series 2015B, 5% 10/1/2028	830,000	830,000
Florida St Mun Pwr Agy Rev Series 2015B, 5% 10/1/2030	1,490,000	1,490,000
Orlando Fla Utils Commn Util Sys Rev 5% 10/1/2035	430,000	492,661
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2034	575,000	670,066
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2036	1,000,000	1,134,524
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2037	1,500,000	1,685,318
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2034	3,000,000	3,495,997
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2035	4,000,000	4,582,893
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2036	4,000,000	4,538,095
		18,919,554
General Obligations - 0.1%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2032	1,820,000	1,845,544
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2016 A, 5% 7/1/2033	1,110,000	1,126,159
Volusia Cnty FL Sch Brd Ctfs (Volusia Cnty FL School Dist Proj.) Series 2016A, 5% 8/1/2029 (Build America Mutual Assurance Co Insured)	830,000	835,476
		3,807,179
Health Care - 0.5%
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	2,820,000	2,472,986
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2050	1,525,000	1,281,020
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Baptist Health Sys of So FL Proj.) Series 2019, 4% 8/15/2049	9,880,000	8,694,692
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 4% 8/15/2033	2,070,000	2,092,281
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2027	1,865,000	1,943,092
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2028	1,240,000	1,289,062
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2035	3,555,000	3,657,669
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2042	2,730,000	2,760,071
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2041	910,000	910,027
		25,100,900
Other - 0.0%
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2029	365,000	372,509
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2039	810,000	799,328
		1,171,837
Transportation - 2.5%
Broward Cnty FL Arpt Sys Rev 5% 10/1/2028 (g)	2,485,000	2,489,055
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2026 (g)	930,000	948,875
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2027 (g)	830,000	863,504
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2029 (g)	2,200,000	2,283,173
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2030 (g)	610,000	631,587
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2032 (g)	2,900,000	2,986,203
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2033 (g)	1,080,000	1,109,390
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2034 (g)	1,055,000	1,081,259
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2035 (g)	1,240,000	1,267,499
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2036 (g)	1,655,000	1,687,437
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2037 (g)	1,865,000	1,896,801
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2042 (g)	3,520,000	3,538,553
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5.25% 7/1/2053 (Assured Guaranty Inc Insured) (g)	11,675,000	11,402,420
Florida St Dept Transn Tpk Rev Series 2020 A, 3% 7/1/2035	3,540,000	3,370,543
Florida St Dept Transn Tpk Rev Series 2021C, 3% 7/1/2046	1,500,000	1,179,180
Florida St Dept Transn Tpk Rev Series 2022B, 4% 7/1/2036	4,155,000	4,333,451
Florida St Dept Transn Tpk Rev Series 2022B, 4% 7/1/2037	4,525,000	4,679,795
Florida St Dept Transn Tpk Rev Series 2022B, 4% 7/1/2038	4,710,000	4,828,227
Greater Orlando Aviation Auth 5% 10/1/2034 (g)	4,965,000	5,088,579
Greater Orlando Aviation Auth 5% 10/1/2037 (g)	5,175,000	5,263,243
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2026 (g)	1,405,000	1,434,913
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2027 (g)	830,000	865,972
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2025 (g)	275,000	274,999
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2027 (g)	385,000	401,686
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2029	1,200,000	1,227,202
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031	1,450,000	1,479,867
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031 (g)	1,100,000	1,101,229
Miami-Dade Cnty Fla Aviat Rev Series 2019A, 5% 10/1/2049 (g)	11,860,000	11,884,856
Miami-Dade Cnty Fla Aviat Rev Series 2024 A, 5% 10/1/2034 (g)	4,895,000	5,478,763
Miami-Dade Cnty Fla Aviat Rev Series 2024 A, 5% 10/1/2036 (g)	5,100,000	5,570,572
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2032	3,560,000	3,603,071
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2033	3,020,000	3,054,518
Palm Beach Cnty FL Arpt Sys 5% 10/1/2027 (g)	830,000	846,993
Palm Beach Cnty FL Arpt Sys 5% 10/1/2029 (g)	860,000	876,502
Palm Beach Cnty FL Arpt Sys 5% 10/1/2030 (g)	1,530,000	1,557,498
Palm Beach Cnty FL Arpt Sys 5% 10/1/2031 (g)	1,075,000	1,092,032
Palm Beach Cnty FL Arpt Sys 5% 10/1/2032 (g)	1,655,000	1,677,573
Palm Beach Cnty FL Arpt Sys 5% 10/1/2033 (g)	3,555,000	3,598,987
Palm Beach Cnty FL Arpt Sys 5% 10/1/2034 (g)	3,730,000	3,771,781
Palm Beach Cnty FL Arpt Sys 5% 10/1/2035 (g)	3,930,000	3,968,633
		114,696,421
Water & Sewer - 0.3%
JEA FL Wtr & Swr Sys Rev Series 2021A, 4% 10/1/2037	4,560,000	4,653,847
JEA FL Wtr & Swr Sys Rev Series 2021A, 4% 10/1/2038	1,090,000	1,103,665
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017 B, 4% 10/1/2035	3,900,000	3,947,920
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 5% 10/1/2031	1,250,000	1,407,765
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 5% 10/1/2032	645,000	720,305
		11,833,502
TOTAL FLORIDA		187,840,611
Georgia - 4.8%
Education - 0.0%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	1,515,000	1,407,782
Private Colgs & Unvs Ath GA Rv (Agnes Scott College, GA Proj.) Series 2019 A, 5% 6/1/2028	1,000,000	1,048,584
Private Colgs & Unvs Ath GA Rv (Agnes Scott College, GA Proj.) Series 2019 A, 5% 6/1/2029	800,000	852,441
		3,308,807
Electric Utilities - 0.3%
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (b)	4,320,000	2,703,233
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2040 (b)	7,290,000	7,441,534
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2036	3,350,000	3,724,587
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2038 (Build America Mutual Assurance Co Insured)	1,080,000	1,207,105
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049	920,000	956,696
		16,033,155
General Obligations - 3.0%
Effingham Cnty GA Sch Dist Series 2022, 3% 9/1/2041	300,000	250,698
Effingham Cnty GA Sch Dist Series 2022, 3% 9/1/2043	375,000	299,042
Georgia St Gen. Oblig. 5% 7/1/2033	6,885,000	7,881,688
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	23,425,000	23,996,996
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	18,850,000	19,246,338
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	14,345,000	15,605,816
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (b)	23,910,000	25,650,029
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	35,455,000	37,983,574
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	3,490,000	3,777,611
		134,691,792
Health Care - 0.8%
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (b)	6,900,000	7,352,719
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	13,420,000	9,920,310
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 4% 8/1/2043	1,860,000	1,584,392
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 5% 8/1/2043	2,275,000	2,276,808
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2035	1,400,000	1,400,457
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2036	4,500,000	4,454,478
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	6,290,000	5,773,669
		32,762,833
Housing - 0.0%
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2021 A, 2.25% 12/1/2036	2,750,000	2,211,590
Industrial Development - 0.3%
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 5.5% 6/1/2040 (e)	1,940,000	1,942,489
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6% 6/1/2050 (e)	4,890,000	4,795,912
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6.25% 6/1/2061 (e)	8,460,000	8,467,678
		15,206,079
Special Tax - 0.2%
Metro Atlanta Rapid Tran Sales 5.25% 7/1/2050	7,090,000	7,607,856
Transportation - 0.2%
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2039 (g)	3,230,000	3,416,348
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2038 (g)	4,105,000	4,406,011
Atlanta GA Arpt Rev Series 2025B B 1, 5.25% 7/1/2041 (g)	1,915,000	2,063,070
		9,885,429
TOTAL GEORGIA		221,707,541
Hawaii - 0.5%
Transportation - 0.5%
Hawaii St Arpts Sys Rev 5% 7/1/2042 (g)	4,000,000	4,188,111
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2029 (g)	1,055,000	1,110,102
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2030 (g)	1,240,000	1,302,452
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2031 (g)	1,215,000	1,270,236
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2032 (g)	1,240,000	1,292,327
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2033 (g)	1,265,000	1,313,402
Hawaii St Arpts Sys Rev Series 2022 A, 5% 7/1/2042 (g)	9,480,000	9,768,932
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2034 (g)	750,000	759,690
		21,005,252
Water & Sewer - 0.0%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2035	2,575,000	3,006,399
TOTAL HAWAII		24,011,651
Idaho - 0.1%
Health Care - 0.1%
Idaho Health Facs Auth Rev (St Lukes Regional Med Ctr, ID Proj.) Series 2021 A, 3% 3/1/2051	5,000,000	3,393,396
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	255,000	257,074
Special Tax - 0.0%
Idaho Housing & Finance Association Series 2023A, 4% 8/15/2048	2,220,000	2,050,285
TOTAL IDAHO		5,700,755
Illinois - 11.9%
Education - 0.4%
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2029	1,090,000	1,115,003
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2030	760,000	776,346
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2032	1,015,000	1,031,566
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 4% 10/1/2034	830,000	831,885
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2029	830,000	846,259
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2030	830,000	846,078
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2037	600,000	537,877
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2041	1,000,000	839,892
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2036	1,000,000	991,585
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2042	730,000	730,763
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series C, 5% 8/1/2046	830,000	822,005
Northern IL Univ Revs Series 2020 B, 5% 4/1/2028 (Build America Mutual Assurance Co Insured)	1,300,000	1,358,164
Northern IL Univ Revs Series 2020 B, 5% 4/1/2030 (Build America Mutual Assurance Co Insured)	1,000,000	1,074,993
Northern IL Univ Revs Series 2020 B, 5% 4/1/2032 (Build America Mutual Assurance Co Insured)	1,295,000	1,386,022
University of Illinois Series 2018A, 5% 4/1/2030	3,425,000	3,626,779
		16,815,217
Escrowed/Pre-Refunded - 0.0%
Illinois Fin Auth Rev Series 2016 C, 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	30,000	30,625
Illinois Finance Authority Rev 4% 2/15/2033 (Pre-refunded to 2/15/2027 at 100)	160,000	163,335
Illinois Finance Authority Rev 5% 2/15/2034 (Pre-refunded to 2/15/2027 at 100)	500,000	517,128
		711,088
General Obligations - 5.5%
Chicago IL Brd Ed 5% 12/1/2030	2,105,000	2,142,627
Chicago IL Brd Ed 6.5% 12/1/2046	660,000	665,998
Chicago IL Brd Ed 7% 12/1/2046 (e)	2,320,000	2,362,699
Chicago IL Brd Ed Series 2017C, 5% 12/1/2034	1,245,000	1,252,840
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2025	830,000	831,341
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2026	830,000	841,154
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2028	3,915,000	4,044,022
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2030	1,655,000	1,702,868
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2032	950,000	966,767
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2034	1,140,000	1,150,289
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2035	830,000	833,425
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2028	2,910,000	3,005,902
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2027	1,625,000	1,664,218
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2028	2,000,000	2,065,912
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2033	1,300,000	1,315,924
Chicago IL Brd Ed Series 2025 A, 6.25% 12/1/2050	19,240,000	20,037,812
Chicago IL Brd Ed Series D, 5% 12/1/2031	3,565,000	3,618,091
Chicago IL Gen. Oblig. 5.25% 1/1/2038	11,380,000	11,596,860
Chicago IL Gen. Oblig. 5.5% 1/1/2039	12,000,000	12,284,165
Chicago IL Gen. Oblig. 5.5% 1/1/2040	6,750,000	6,881,614
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2029	3,175,000	3,311,214
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	3,555,000	3,745,745
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2031	2,260,000	2,361,003
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	5,335,000	5,584,714
Chicago IL Gen. Oblig. Series 2024 B, 5% 1/1/2041	1,500,000	1,498,297
Chicago IL Gen. Oblig. Series 2025A, 6% 1/1/2050	14,665,000	15,263,935
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2027	2,320,000	2,374,999
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2028	3,020,000	3,088,559
DuPage & Cook Cntys IL Cmnty Unit Sch Dist No 205 Series 2021 A, 2% 1/1/2039	4,475,000	3,285,136
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2029	4,600,000	4,939,524
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2032	4,490,000	5,006,920
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2033	6,690,000	7,398,110
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2034	5,110,000	5,604,289
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2032	2,750,000	3,021,156
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2033	1,500,000	1,636,074
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2034	2,220,000	2,404,171
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2035	5,450,000	5,860,762
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2036	4,500,000	4,803,481
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2037	5,500,000	5,827,367
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	7,635,000	7,739,455
Illinois St Gen. Oblig. Series MAY 2020, 5.75% 5/1/2045	3,865,000	4,051,909
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2029	11,295,000	12,163,488
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2035	8,085,000	8,799,008
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2036	3,550,000	3,829,341
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2037	1,770,000	1,892,755
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2041	4,360,000	4,598,823
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2043	320,000	333,327
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2034	1,020,000	1,145,590
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2035	3,170,000	3,523,156
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2037	3,160,000	3,435,701
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2043	2,795,000	2,940,541
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2048	2,000,000	2,059,553
Illinois St Gen. Oblig. Series OCTOBER 2022B, 5% 10/1/2034	16,015,000	17,600,657
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2039	5,550,000	5,938,778
Lake Cnty IL Cmty College Sch Dist No 073 2.25% 1/1/2040	1,000,000	734,666
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	2,235,000	2,376,082
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2031	2,350,000	2,503,234
		251,946,048
Health Care - 1.5%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 3.625% 2/15/2032 (Pre-refunded to 2/15/2027 at 100)	950,000	964,641
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2029	5,110,000	5,262,530
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2032	3,870,000	3,976,344
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2029	1,420,000	1,436,673
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2033	835,000	841,955
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	25,725,000	23,574,670
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2029	1,040,000	1,052,193
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2028	2,380,000	2,384,928
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2036	1,040,000	1,041,075
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2041	60,000	57,177
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2034	2,420,000	2,477,257
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	1,365,000	1,392,117
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 3% 8/15/2048	1,340,000	1,031,377
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	8,905,000	7,031,269
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	5,040,000	3,734,764
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	10,870,000	7,420,666
Illinois Finance Authority Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2047	3,500,000	3,568,326
		67,247,962
Housing - 0.1%
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	760,000	689,860
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2019, 2.9% 7/1/2035	5,755,243	5,227,858
		5,917,718
Special Tax - 2.8%
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2037	3,025,000	3,358,104
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2038	9,375,000	10,235,984
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2039	2,865,000	3,112,580
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2040	2,250,000	2,413,136
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2043	2,485,000	2,564,119
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2044	2,030,000	2,083,410
Illinois St Sales Tax Rev 3% 6/15/2033 (Build America Mutual Assurance Co Insured)	4,230,000	4,023,166
Illinois St Sales Tax Rev Series 2021 A, 3% 6/15/2034	1,125,000	1,040,919
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (National Public Finance Guarantee Corporation Insured) (h)	13,280,000	8,413,759
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2051 (h)	10,845,000	2,912,308
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured) (h)	1,690,000	1,163,568
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (National Public Finance Guarantee Corporation Insured) (h)	5,645,000	3,675,540
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Inc Insured) (h)	41,985,000	18,173,934
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2044 (Assured Guaranty Inc Insured) (h)	8,205,000	3,342,293
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2045 (Assured Guaranty Inc Insured) (h)	25,250,000	9,775,229
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2046 (Assured Guaranty Inc Insured) (h)	2,890,000	1,061,350
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Inc Insured) (h)	3,000,000	1,047,211
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 12/15/2042	7,330,000	6,727,145
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 12/15/2047	560,000	485,889
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 6/15/2052	2,000,000	1,679,275
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2025	830,000	833,099
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2026	2,755,000	2,821,770
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2027	295,000	308,264
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2031	560,000	580,872
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2034	330,000	339,631
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2032	7,305,000	8,193,753
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2037	20,950,000	23,326,830
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2042	1,695,000	1,788,023
		125,481,161
Transportation - 1.4%
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2028 (g)	1,655,000	1,661,495
Chicago IL Midway Arpt Rev Series B, 4% 1/1/2035	1,305,000	1,305,778
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2028 (g)	2,475,000	2,532,875
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2029 (g)	2,070,000	2,116,713
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2030	495,000	508,863
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2031	2,925,000	3,005,260
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2031	495,000	508,582
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2032 (g)	2,235,000	2,279,489
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2032	540,000	553,756
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2033	2,255,000	2,264,665
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2034 (g)	3,360,000	3,416,487
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2035 (g)	2,485,000	2,522,993
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2035	1,740,000	1,774,300
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2036 (g)	3,090,000	3,130,106
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	7,080,000	7,195,884
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037 (g)	1,655,000	1,673,591
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037 (g)	1,655,000	1,673,591
Chicago IL O'Hare Intl Arpt Rev 5.25% 1/1/2029 (g)	290,000	297,426
Chicago IL O'Hare Intl Arpt Rev 5.25% 1/1/2031 (g)	330,000	338,296
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 4% 1/1/2043 (g)	2,920,000	2,677,319
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2053 (g)	3,790,000	3,747,845
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2043 (g)	1,210,000	1,271,156
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.5% 1/1/2044 (g)	2,625,000	2,812,968
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2038 (g)	1,280,000	1,379,301
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2041 (g)	2,000,000	2,144,455
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2043 (g)	1,700,000	1,794,361
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2044 (g)	1,300,000	1,364,757
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2045 (g)	1,800,000	1,883,449
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2046 (g)	1,615,000	1,683,368
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2038 (g)	2,185,000	2,210,666
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2044	1,260,000	1,284,251
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2036	1,000,000	1,083,088
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2038	350,000	374,593
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2040	2,390,000	2,519,475
		66,991,202
Water & Sewer - 0.2%
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 1/1/2029	2,775,000	2,861,161
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) Series 2020, 5% 7/1/2036	5,850,000	6,328,226
		9,189,387
TOTAL ILLINOIS		544,299,783
Indiana - 1.7%
Education - 0.5%
Purdue University Series 2025B, 5.25% 7/1/2050	4,925,000	5,243,521
Purdue University Series DD, 5% 7/1/2034	995,000	1,049,090
Purdue University Series DD, 5% 7/1/2035	1,960,000	2,058,309
Purdue University Series DD, 5% 7/1/2036	2,130,000	2,227,935
Purdue University Series DD, 5% 7/1/2037	1,970,000	2,053,579
Purdue University Series DD, 5% 7/1/2038	2,345,000	2,435,897
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 4% 4/1/2038	260,000	255,923
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 4% 4/1/2046	6,035,000	5,480,997
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 5% 4/1/2043	460,000	465,676
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 4% 4/1/2038	1,510,000	1,489,218
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2032	1,805,000	1,928,097
		24,688,242
General Obligations - 0.2%
Noblesville Ind Multi Sch Bldg Corp Series 2021, 3% 1/15/2041	530,000	448,894
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2039 (Build America Mutual Assurance Co Insured)	1,765,000	1,956,689
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 7/15/2041 (Build America Mutual Assurance Co Insured)	2,500,000	2,713,357
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 7/15/2043 (Build America Mutual Assurance Co Insured)	4,200,000	4,486,806
		9,605,746
Health Care - 0.8%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	775,000	704,946
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2033	1,000,000	1,106,346
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2034	1,550,000	1,714,365
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2035	1,150,000	1,267,766
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2043	495,000	506,590
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5.25% 3/1/2054	3,575,000	3,699,355
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	20,710,000	18,563,027
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2029	1,240,000	1,264,650
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2030	1,160,000	1,182,728
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (e)	2,045,000	1,727,939
		31,737,712
Transportation - 0.2%
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2032 (g)	830,000	832,665
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2033 (g)	830,000	831,596
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2034 (g)	1,010,000	1,011,374
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2035 (g)	2,300,000	2,300,865
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2019 I, 5% 1/1/2044	5,100,000	5,224,592
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series A-1, 5% 1/1/2026 (g)	875,000	879,668
		11,080,760
TOTAL INDIANA		77,112,460
Iowa - 0.2%
Education - 0.2%
Iowa Higher Ed Ln Auth Rev (Dubuque University IA Proj.) Series 2025, 5% 10/1/2045	1,000,000	964,209
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 4.5% 12/1/2045 (g)	2,839,000	2,862,132
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2019 B, 5% 12/1/2026 (g)	1,850,000	1,885,842
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2019 B, 5% 12/1/2027 (g)	1,965,000	2,037,175
		7,749,358
Water & Sewer - 0.0%
Cedar Rapids IA Swr Rev Series 2021 C, 2% 6/1/2037	385,000	302,924
TOTAL IOWA		8,052,282
Kentucky - 1.8%
Education - 0.3%
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2040	1,140,000	1,230,045
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2041	1,040,000	1,110,872
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2042	1,100,000	1,162,019
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2043	1,620,000	1,692,312
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2044	1,170,000	1,216,355
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5.25% 4/1/2050	5,000,000	5,226,965
		11,638,568
General Obligations - 1.0%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	7,030,000	7,450,961
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	6,400,000	6,448,089
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5.25% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	13,375,000	14,656,380
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2026	830,000	841,806
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	4,510,000	4,796,012
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2032	1,185,000	1,252,583
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2033	915,000	965,248
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2034	1,045,000	1,098,983
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2035	615,000	642,819
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2036	520,000	541,544
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2036	1,240,000	1,392,519
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2043	3,915,000	4,184,191
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2044	2,350,000	2,480,089
		46,751,224
Health Care - 0.5%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Inc Insured)	2,545,000	2,232,853
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2044	2,995,000	3,020,672
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2035	1,000,000	1,048,020
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2044	1,000,000	1,008,571
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2037	2,405,000	2,514,121
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2038	2,300,000	2,394,017
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	2,030,000	2,183,849
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	8,660,000	6,660,920
		21,063,023
Transportation - 0.0%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2028	1,310,000	1,317,754
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2031	1,240,000	1,246,827
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2032	1,240,000	1,246,456
		3,811,037
TOTAL KENTUCKY		83,263,852
Louisiana - 0.6%
Education - 0.1%
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2028	1,655,000	1,699,265
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2029	1,175,000	1,205,446
		2,904,711
Health Care - 0.1%
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2037	1,615,000	1,676,043
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2038	1,260,000	1,302,940
		2,978,983
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	1,505,000	1,640,972
Transportation - 0.2%
New Orleans LA Aviation Board 5% 1/1/2027 (g)	415,000	425,444
New Orleans LA Aviation Board 5% 1/1/2027 (g)	330,000	338,305
New Orleans LA Aviation Board 5% 1/1/2028 (g)	595,000	607,442
New Orleans LA Aviation Board 5% 1/1/2028 (g)	205,000	209,287
New Orleans LA Aviation Board 5% 1/1/2031 (g)	530,000	539,688
New Orleans LA Aviation Board 5% 1/1/2032 (g)	330,000	335,149
New Orleans LA Aviation Board 5% 1/1/2033 (g)	850,000	861,962
New Orleans LA Aviation Board 5% 1/1/2033 (g)	580,000	588,162
New Orleans LA Aviation Board 5% 1/1/2034 (g)	1,020,000	1,032,654
New Orleans LA Aviation Board 5% 1/1/2034 (g)	180,000	182,232
New Orleans LA Aviation Board 5% 1/1/2035 (g)	330,000	333,595
New Orleans LA Aviation Board 5% 1/1/2036 (g)	775,000	782,133
New Orleans LA Aviation Board 5% 1/1/2037 (g)	1,275,000	1,284,676
		7,520,729
Water & Sewer - 0.2%
Jefferson Parish LA Cons Wtr Series 2022, 5% 2/1/2042 (Build America Mutual Assurance Co Insured)	10,390,000	10,985,910
TOTAL LOUISIANA		26,031,305
Maine - 0.3%
Education - 0.3%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2031	580,000	587,956
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2032	415,000	419,339
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2034	835,000	838,936
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2026	270,000	274,010
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2028	420,000	433,567
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2029	330,000	340,743
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2033	830,000	852,624
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2035	630,000	644,505
Maine Health & Higher Edl Facsauth Rev (Northeastern University Proj.) Series 2024B, 5.25% 10/1/2054	8,585,000	8,912,667
		13,304,347
General Obligations - 0.0%
Brunswick ME 2.5% 11/1/2039	720,000	575,722
Health Care - 0.0%
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	1,935,000	1,589,434
TOTAL MAINE		15,469,503
Maryland - 1.1%
Education - 0.2%
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2027	2,150,000	2,189,199
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2028	2,275,000	2,315,881
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2029	2,410,000	2,453,311
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2030	2,555,000	2,598,717
		9,557,108
General Obligations - 0.7%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2036	3,625,000	3,422,533
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2037	1,970,000	1,821,817
Baltimore Cnty MD Gen. Oblig. Series 2021, 3% 3/1/2037	1,285,000	1,203,014
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2036	1,015,000	1,121,489
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2038	2,935,000	3,190,963
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2039	3,085,000	3,332,901
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2042	3,315,000	3,503,916
State of Maryland Gen. Oblig. Series FIRST 2022 A, 5% 6/1/2035	10,210,000	11,408,583
		29,005,216
Health Care - 0.1%
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	6,445,000	4,484,863
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	1,430,000	1,320,857
		5,805,720
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	1,330,000	1,347,923
Special Tax - 0.0%
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	1,280,000	1,178,060
Transportation - 0.1%
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2030	1,035,000	1,076,767
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2035	1,655,000	1,695,483
		2,772,250
TOTAL MARYLAND		49,666,277
Massachusetts - 2.5%
Education - 1.1%
Massachusetts Development Finance Agency (Northeastern University Proj.) Series 2022, 5% 10/1/2037	1,720,000	1,881,993
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	12,425,000	9,065,232
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	9,360,000	8,406,637
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	12,200,000	10,295,325
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2027 (g)	1,000,000	1,029,619
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2028 (g)	1,915,000	1,999,719
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2029	830,000	847,414
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2030	1,240,000	1,265,621
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2031	1,340,000	1,366,018
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) 5% 7/1/2039	1,360,000	1,362,306
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2034	1,325,000	1,335,649
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2035	1,000,000	1,005,786
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2027	830,000	841,658
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2028	875,000	887,061
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2029	920,000	932,331
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2031	1,015,000	1,026,634
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2032	1,065,000	1,075,499
		44,624,502
General Obligations - 0.3%
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2049	4,175,000	4,262,658
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2048	3,345,000	3,443,649
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2036	4,700,000	5,370,987
		13,077,294
Health Care - 0.1%
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	830,000	729,956
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2034	3,500,000	3,652,015
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2031	1,385,000	1,403,172
		5,785,143
Special Tax - 0.2%
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2032	2,235,000	2,514,965
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2033	2,500,000	2,795,104
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2034	1,260,000	1,398,701
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2035	3,180,000	3,497,363
		10,206,133
Transportation - 0.5%
Massachusetts St Port Auth Rev 5% 7/1/2039 (g)	4,480,000	4,677,225
Massachusetts St Port Auth Rev 5% 7/1/2040 (g)	2,835,000	2,939,238
Massachusetts St Port Auth Rev 5% 7/1/2051 (g)	10,000,000	10,082,747
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2033	1,740,000	1,764,958
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2034	895,000	907,025
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2038	1,300,000	1,312,249
Massachusetts St Port Auth Rev Series 2021 E, 5% 7/1/2038 (g)	2,875,000	3,020,192
		24,703,634
Water & Sewer - 0.3%
Massachusetts Clean Water Trust/The Series 2025, 5% 2/1/2030	2,345,000	2,615,548
Massachusetts Clean Water Trust/The Series 2025, 5% 2/1/2032	4,240,000	4,885,205
Massachusetts Clean Water Trust/The Series 2025, 5% 2/1/2035	5,265,000	6,176,068
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2030	1,000,000	1,115,372
		14,792,193
TOTAL MASSACHUSETTS		113,188,899
Michigan - 1.7%
Education - 0.6%
Oakland Univ Mich Rev Series 2019, 5% 3/1/2044	8,540,000	8,693,475
Oakland Univ Mich Rev Series 2019, 5% 3/1/2050	13,450,000	13,557,348
University MI Univ Revs Series 2020 A, 5% 4/1/2050	1,165,000	1,200,907
		23,451,730
Escrowed/Pre-Refunded - 0.0%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2028 (Pre-refunded to 5/15/2026 at 100)	10,000	10,140
Michigan St Bldg Auth Rev Series 2015 I, 5% 4/15/2030 (Pre-refunded to 10/15/2025 at 100)	180,000	180,161
		190,301
General Obligations - 0.1%
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2050	2,600,000	2,591,636
Portage MI Pub Schs 5% 11/1/2031	2,090,000	2,113,959
Portage MI Pub Schs 5% 11/1/2036	205,000	206,471
		4,912,066
Health Care - 0.2%
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2038	1,515,000	1,542,042
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	2,780,000	1,916,111
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2019A, 5% 11/15/2048	2,105,000	2,110,735
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 4% 2/15/2044	1,500,000	1,371,180
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	3,935,000	2,787,051
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2032	1,110,000	1,156,135
		10,883,254
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	1,045,000	1,044,480
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	4,870,000	3,297,954
		4,342,434
Special Tax - 0.1%
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2043	2,570,000	2,613,202
Tobacco Bonds - 0.0%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	2,545,000	2,154,861
Transportation - 0.3%
Wayne Cnty Mich Arpt Auth Rev 4% 12/1/2034 (Assured Guaranty Inc Insured)	1,020,000	1,030,494
Wayne Cnty Mich Arpt Auth Rev 4% 12/1/2035 (Assured Guaranty Inc Insured)	995,000	1,004,018
Wayne Cnty Mich Arpt Auth Rev 4% 12/1/2036 (Assured Guaranty Inc Insured)	1,035,000	1,041,302
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2029 (g)	495,000	511,479
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2030 (g)	580,000	597,614
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2031 (g)	660,000	677,591
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2032 (g)	540,000	552,982
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2037	355,000	363,194
Wayne Cnty Mich Arpt Auth Rev Series 2018D, 5% 12/1/2029 (g)	3,645,000	3,853,209
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2034	580,000	600,295
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2035	540,000	557,308
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2032 (g)	420,000	433,276
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2034 (g)	495,000	508,038
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2035 (g)	540,000	552,653
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2037 (g)	705,000	717,600
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2042 (g)	830,000	834,667
Wayne Cnty Mich Arpt Auth Rev Series JRA, 4% 12/1/2033 (Assured Guaranty Inc Insured)	1,230,000	1,244,015
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2031	310,000	322,794
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2032	315,000	327,162
		15,729,691
Water & Sewer - 0.3%
Great Lakes Sewer Auth Mich Series 2025A, 5% 7/1/2038	2,260,000	2,503,012
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2037	3,500,000	3,958,189
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2038	1,160,000	1,299,462
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2041	6,030,000	6,559,161
		14,319,824
TOTAL MICHIGAN		78,597,363
Minnesota - 0.5%
Education - 0.4%
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2030	615,000	639,885
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	1,370,000	1,317,697
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2030 (g)	3,800,000	4,032,013
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2031 (g)	4,200,000	4,462,341
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2032 (g)	4,400,000	4,673,825
Moorhead MN Edl Facs Rev (Concordia College/MN Proj.) Series 2016, 5% 12/1/2025	270,000	270,000
		15,395,761
General Obligations - 0.1%
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2038 (Minnesota St Guaranteed) (h)	1,050,000	627,635
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2041 (Minnesota St Guaranteed) (h)	1,185,000	583,189
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2042 (Minnesota St Guaranteed) (h)	2,600,000	1,197,333
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2043 (Minnesota St Guaranteed) (h)	2,050,000	886,503
		3,294,660
Housing - 0.0%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	2,517,190	2,054,046
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	915,000	977,147
		3,031,193
TOTAL MINNESOTA		21,721,614
Missouri - 0.6%
General Obligations - 0.0%
Jefferson City MO Sch Dist Series 2025, 5.5% 3/1/2045	1,900,000	2,043,615
Health Care - 0.2%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2030	580,000	596,937
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2031	870,000	894,347
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2036	1,725,000	1,753,814
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.125% 2/1/2027	830,000	830,130
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.25% 2/1/2028	830,000	830,189
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2048	3,325,000	3,223,518
		8,128,935
Housing - 0.1%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	390,000	392,588
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021C, 3.25% 11/1/2052	2,295,000	2,278,672
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 5.05% 11/1/2055	3,725,000	3,757,502
		6,428,762
Transportation - 0.3%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 4% 3/1/2045 (g)	8,160,000	7,315,237
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2033	2,390,000	2,549,854
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2034	1,750,000	1,856,737
		11,721,828
Water & Sewer - 0.0%
Kansas City MO Wtr Rev 4% 12/1/2042	1,200,000	1,172,920
TOTAL MISSOURI		29,496,060
Montana - 0.1%
General Obligations - 0.0%
Missoula Cnty Mont Sch Dist No7 Lolo 3% 7/1/2047	500,000	360,890
Missoula Cnty Mont Sch Dist No7 Lolo 3% 7/1/2048	500,000	356,014
		716,904
Health Care - 0.1%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	4,010,000	2,812,078
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	240,000	243,101
TOTAL MONTANA		3,772,083
Nebraska - 0.3%
Education - 0.0%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 4% 7/1/2034	830,000	839,816
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 5% 7/1/2036	570,000	583,730
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	1,795,000	1,246,099
		2,669,645
Electric Utilities - 0.1%
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2037	2,050,000	2,056,490
Omaha Public Power District Series 2021 A, 3% 2/1/2041	2,065,000	1,751,498
		3,807,988
Escrowed/Pre-Refunded - 0.0%
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2025 (Escrowed to Maturity) (g)	145,000	145,532
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2026 (Escrowed to Maturity) (g)	530,000	542,685
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2035 (Pre-refunded to 12/15/2026 at 100) (g)	745,000	762,831
		1,451,048
Housing - 0.1%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (g)	725,000	727,608
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049 (g)	565,000	564,595
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	800,000	799,525
Nebraska Invt Fin Auth Single Family Hsg Rev Series 2025E, 6.25% 9/1/2055	1,370,000	1,535,243
		3,626,971
Transportation - 0.1%
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2025 (g)	185,000	185,790
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2026 (g)	660,000	676,629
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2027 (g)	455,000	466,192
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2030 (g)	685,000	699,566
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2031 (g)	360,000	366,725
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2033 (g)	365,000	370,297
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2035 (g)	910,000	920,391
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2036 (g)	230,000	232,266
		3,917,856
TOTAL NEBRASKA		15,473,508
Nevada - 0.6%
General Obligations - 0.5%
Clark Cnty NV School Dist Series 2020 B, 3% 6/15/2039	3,710,000	3,162,068
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2042	18,815,000	15,356,502
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2043	1,270,000	1,014,302
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2039	6,265,000	5,612,948
		25,145,820
Housing - 0.0%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	520,000	523,685
Special Tax - 0.1%
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2040	1,000,000	1,022,733
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2045	2,605,000	2,609,631
		3,632,364
TOTAL NEVADA		29,301,869
New Hampshire - 0.8%
Health Care - 0.5%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Inc Insured)	3,855,000	2,799,030
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2028	895,000	940,991
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2029	855,000	897,058
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2030	850,000	890,598
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2033	2,900,000	3,033,968
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2034	4,415,000	4,606,756
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2037	4,290,000	4,431,822
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 4% 10/1/2038	2,010,000	1,920,159
		19,520,382
Housing - 0.3%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	5,590,669	5,620,728
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	10,322,617	9,581,966
		15,202,694
TOTAL NEW HAMPSHIRE		34,723,076
New Jersey - 6.5%
Education - 1.0%
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2028 (Assured Guaranty Inc Insured)	860,000	874,073
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2030 (Assured Guaranty Inc Insured)	2,105,000	2,138,404
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2032 (Assured Guaranty Inc Insured)	1,035,000	1,049,479
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2033 (Assured Guaranty Inc Insured)	1,075,000	1,089,077
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2049 (Build America Mutual Assurance Co Insured)	3,185,000	3,292,793
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2026 (g)	830,000	845,220
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (g)	1,035,000	1,053,979
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2031 (g)	2,475,000	2,677,972
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2032 (g)	2,475,000	2,672,052
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2033 (g)	2,400,000	2,602,131
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2030 (g)	3,420,000	3,678,579
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2031 (g)	4,610,000	4,988,061
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2032 (g)	11,000,000	11,875,786
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2031	1,740,000	1,759,929
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2032	1,985,000	2,005,389
		42,602,924
General Obligations - 4.0%
Englewood NJ Gen. Oblig. Series 2021, 2% 2/1/2031	1,670,000	1,537,525
Lyndhurst Twp NJ Sch Dist 2% 9/1/2034 (Assured Guaranty Inc Insured)	1,000,000	834,378
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 5% 6/15/2044	2,680,000	2,745,959
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	8,255,000	7,482,723
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2040	8,915,000	9,253,739
New Jersey St Gen. Oblig. 2% 6/1/2030	3,745,000	3,561,753
New Jersey St Gen. Oblig. 2% 6/1/2032	3,155,000	2,868,283
New Jersey St Gen. Oblig. 2% 6/1/2036	1,775,000	1,433,426
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (National Public Finance Guarantee Corporation Insured) (h)	1,200,000	1,029,849
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Inc Insured) (h)	9,770,000	7,439,756
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (h)	2,220,000	1,612,675
New Jersey Trans Trust Fund Auth 0% 12/15/2038 (h)	1,500,000	876,449
New Jersey Trans Trust Fund Auth 4% 6/15/2035	1,500,000	1,529,210
New Jersey Trans Trust Fund Auth 4% 6/15/2040	1,680,000	1,639,945
New Jersey Trans Trust Fund Auth 4% 6/15/2045	7,950,000	7,254,842
New Jersey Trans Trust Fund Auth 4% 6/15/2050	4,865,000	4,352,879
New Jersey Trans Trust Fund Auth 5% 12/15/2033	680,000	732,571
New Jersey Trans Trust Fund Auth 5% 6/15/2032	6,845,000	7,760,133
New Jersey Trans Trust Fund Auth 5% 6/15/2032	5,810,000	6,479,285
New Jersey Trans Trust Fund Auth 5% 6/15/2033	2,980,000	3,298,545
New Jersey Trans Trust Fund Auth 5% 6/15/2033	1,635,000	1,809,772
New Jersey Trans Trust Fund Auth 5% 6/15/2034	1,060,000	1,164,105
New Jersey Trans Trust Fund Auth 5% 6/15/2035	490,000	530,357
New Jersey Trans Trust Fund Auth 5% 6/15/2039	3,000,000	3,164,626
New Jersey Trans Trust Fund Auth 5% 6/15/2040	17,550,000	18,975,404
New Jersey Trans Trust Fund Auth 5% 6/15/2042	4,130,000	4,391,391
New Jersey Trans Trust Fund Auth 5% 6/15/2043	7,000,000	7,387,612
New Jersey Trans Trust Fund Auth 5% 6/15/2044	1,695,000	1,776,519
New Jersey Trans Trust Fund Auth 5% 6/15/2045	6,580,000	6,868,568
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	7,170,000	7,527,386
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	15,110,000	15,789,332
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2039	5,030,000	4,969,032
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2040	5,410,000	5,281,014
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2042	7,290,000	6,885,726
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2032	8,500,000	9,635,395
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2034	7,460,000	8,308,373
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2036	2,215,000	2,421,850
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2037	4,235,000	4,589,333
		185,199,720
Health Care - 0.1%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (e)	910,000	707,593
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (c)(e)	983,042	689,690
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	2,400,000	2,043,264
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2028	300,000	304,885
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2030	830,000	843,723
New Jersey Health Care (Univ of Penn Health Systems Proj.) Series 2016A, 5% 7/1/2027	620,000	630,296
		5,219,451
Tobacco Bonds - 0.0%
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	1,400,000	1,365,543
Transportation - 1.4%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2029	1,865,000	1,895,197
New Jersey Turnpike Authority 4% 1/1/2035	2,295,000	2,443,926
New Jersey Turnpike Authority 4.25% 1/1/2043	1,680,000	1,665,732
New Jersey Turnpike Authority 4.5% 1/1/2048	20,000,000	20,029,780
New Jersey Turnpike Authority 5% 1/1/2033	4,585,000	5,241,372
New Jersey Turnpike Authority 5% 1/1/2034	2,750,000	3,164,374
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	4,305,000	4,611,429
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043	4,525,000	4,818,781
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2035 (j)	1,805,000	2,085,660
New Jersey Turnpike Authority Series 2025A, 5.25% 1/1/2050	14,910,000	15,960,705
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 4.625% 11/1/2047	3,500,000	3,485,167
		65,402,123
TOTAL NEW JERSEY		299,789,761
New Jersey,New York - 0.2%
Transportation - 0.2%
Port Auth NY & NJ 5% 10/15/2030 (g)	5,025,000	5,511,080
Port Auth NY & NJ Series 238, 5% 7/15/2038 (g)	2,085,000	2,218,894
Port Auth NY & NJ Series 238, 5% 7/15/2039 (g)	1,275,000	1,348,778
Port Auth NY & NJ Series 238, 5% 7/15/2040 (g)	1,120,000	1,173,994
		10,252,746
TOTAL NEW JERSEY,NEW YORK		10,252,746
New Mexico - 0.4%
General Obligations - 0.4%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	16,500,000	17,767,591
Health Care - 0.0%
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	255,000	260,539
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2039	205,000	203,627
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2044	215,000	204,159
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	425,000	388,942
		1,057,267
Housing - 0.0%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	870,000	872,768
TOTAL NEW MEXICO		19,697,626
New York - 8.9%
Education - 0.3%
Hempstead Town NY Local Dev Corp Rev (Hofstra Univ, NY Proj.) Series 2021 A, 3% 7/1/2051	3,310,000	2,301,862
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 4% 7/1/2033	1,035,000	1,043,407
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 4% 7/1/2034	1,035,000	1,041,101
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	785,000	809,973
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	2,210,000	2,208,406
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2050	5,710,000	5,491,954
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2018, 5% 1/1/2043	830,000	826,753
		13,723,456
Electric Utilities - 0.0%
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (b)	1,750,000	1,767,369
General Obligations - 0.3%
City of New York NY Gen. Oblig. Series FISCAL 2025G SUB G 1, 5.25% 2/1/2048	7,270,000	7,736,850
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	5,215,000	5,386,766
		13,123,616
Health Care - 0.2%
New York NY City Health & Hosp Series 2025A, 5% 2/15/2042	3,215,000	3,434,990
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) 5% 12/1/2025 (e)	1,200,000	1,200,731
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2033 (Assured Guaranty Inc Insured)	1,200,000	1,223,666
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2031 (Assured Guaranty Inc Insured)	1,500,000	1,607,229
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 4.625% 11/1/2031 (e)	570,000	542,641
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (e)	1,150,000	916,553
		8,925,810
Housing - 0.1%
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	1,925,000	1,468,684
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.4% 11/1/2046	2,680,000	1,804,814
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (g)	425,000	424,221
		3,697,719
Industrial Development - 0.6%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	26,320,000	26,058,958
Special Tax - 3.9%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 5/1/2049	5,650,000	5,876,210
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2031	8,000,000	9,077,368
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2033	8,000,000	9,206,005
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2049	3,810,000	3,951,000
New York NY City Transitional Fin Auth Rev Series FISCAL 2024A SUB A 1, 5% 5/1/2042	4,870,000	5,166,805
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2041	26,245,000	28,149,589
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2050	10,395,000	10,759,402
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2036	4,980,000	5,721,532
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2038	5,295,000	5,959,683
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	3,275,000	2,376,500
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	7,555,000	5,551,137
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2029	8,000,000	8,683,177
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2030	5,235,000	5,803,525
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2031	10,470,000	11,808,935
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2033	3,410,000	3,905,497
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2034	3,055,000	3,513,399
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 5% 3/15/2042	2,000,000	2,075,019
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 3% 3/15/2050	4,230,000	3,124,135
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2044	23,965,000	22,372,913
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2045	18,000,000	16,694,161
NY Mta Dedicated Tax Fund Series 2024 B 1, 5% 11/15/2052	6,195,000	6,418,667
		176,194,659
Transportation - 3.1%
Metropolitan Transn Auth NY Rv 4% 11/15/2046	39,325,000	35,628,010
Metropolitan Transn Auth NY Rv 4% 11/15/2047	2,710,000	2,447,863
Metropolitan Transn Auth NY Rv Series 2020 A 1, 4% 11/15/2051	3,550,000	3,113,955
Metropolitan Transn Auth NY Rv Series 2020 A 1, 4% 11/15/2052	3,855,000	3,368,227
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2034	27,955,000	31,560,449
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2035	4,000,000	4,468,176
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (g)	2,755,000	3,011,450
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2033 (g)	4,270,000	4,617,648
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (g)	4,665,000	4,992,329
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (g)	2,330,000	2,478,566
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (g)	1,590,000	1,677,854
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2037 (g)	4,240,000	4,441,146
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2038 (g)	10,300,000	10,702,495
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2039 (g)	7,875,000	8,130,248
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2040 (g)	6,665,000	6,834,068
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2041 (g)	6,060,000	6,172,062
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2042 (g)	3,030,000	3,062,853
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2054 (g)	3,510,000	3,603,466
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 5% 7/1/2041 (g)	3,560,000	3,559,797
		143,870,662
Water & Sewer - 0.4%
New York NY Cty Muni Wtr Fin Auth 5.5% 6/15/2039	3,305,000	3,837,623
New York NY Cty Muni Wtr Fin Auth Series 2020 GG1, 5% 6/15/2048	3,500,000	3,581,174
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2022 EE, 5% 6/15/2045	11,240,000	11,681,244
		19,100,041
TOTAL NEW YORK		406,462,290
North Carolina - 0.6%
General Obligations - 0.1%
Charlotte NC Ctfs Partn (Charlotte NC Proj.) Series 2019A, 5% 6/1/2044	4,000,000	4,102,786
Charlotte NC Ctfs Partn (Charlotte NC Proj.) Series 2019A, 5% 6/1/2046	2,120,000	2,167,420
		6,270,206
Health Care - 0.2%
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) Series 2021 A, 4% 3/1/2041	1,050,000	948,735
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) Series 2021 A, 4% 3/1/2051	2,075,000	1,672,501
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	3,445,000	2,763,594
		5,384,830
Transportation - 0.3%
Charlotte NC Arpt Rev Series A, 5% 7/1/2030	1,265,000	1,316,910
Charlotte NC Arpt Rev Series A, 5% 7/1/2033	1,040,000	1,075,232
Charlotte NC Arpt Rev Series A, 5% 7/1/2037	2,910,000	2,982,313
Charlotte NC Arpt Rev Series B, 5% 7/1/2026 (g)	85,000	86,326
Charlotte NC Arpt Rev Series B, 5% 7/1/2027 (g)	160,000	165,819
Charlotte NC Arpt Rev Series B, 5% 7/1/2028 (g)	135,000	139,780
Charlotte NC Arpt Rev Series B, 5% 7/1/2029 (g)	195,000	201,473
Charlotte NC Arpt Rev Series B, 5% 7/1/2030 (g)	210,000	216,539
Charlotte NC Arpt Rev Series B, 5% 7/1/2031 (g)	395,000	406,332
Charlotte NC Arpt Rev Series B, 5% 7/1/2032 (g)	420,000	431,171
Charlotte NC Arpt Rev Series B, 5% 7/1/2033 (g)	440,000	450,741
Charlotte NC Arpt Rev Series B, 5% 7/1/2034 (g)	460,000	470,272
Charlotte NC Arpt Rev Series B, 5% 7/1/2035 (g)	315,000	321,311
Charlotte NC Arpt Rev Series B, 5% 7/1/2036 (g)	255,000	259,523
Charlotte NC Arpt Rev Series B, 5% 7/1/2037 (g)	300,000	304,647
Charlotte NC Arpt Rev Series B, 5% 7/1/2042 (g)	975,000	980,102
Charlotte NC Arpt Rev Series C, 4% 7/1/2032	1,190,000	1,207,895
North Carolina St Grant Antic Rev Series 2021, 2% 3/1/2036	5,490,000	4,551,037
		15,567,423
TOTAL NORTH CAROLINA		27,222,459
North Dakota - 0.1%
Education - 0.1%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Inc Insured)	5,480,000	3,802,942
General Obligations - 0.0%
Fargo ND Gen. Oblig. Series 2020 B, 2.25% 5/1/2045	4,375,000	2,905,299
TOTAL NORTH DAKOTA		6,708,241
Ohio - 3.5%
Education - 0.6%
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2036 (Build America Mutual Assurance Co Insured)	1,265,000	1,408,511
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2037 (Build America Mutual Assurance Co Insured)	3,915,000	4,272,482
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2038 (Build America Mutual Assurance Co Insured)	2,000,000	2,168,048
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2041 (Build America Mutual Assurance Co Insured)	3,325,000	3,493,064
Ohio St Higher Ed Fac Comm (Oberlin College, OH Proj.) Series A, 5.25% 10/1/2053	8,955,000	9,320,069
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2034	1,085,000	1,203,332
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2035	1,125,000	1,233,759
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2037	710,000	760,942
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2039	1,760,000	1,852,842
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5.25% 5/1/2049	2,160,000	2,194,212
		27,907,261
General Obligations - 0.8%
Bowling Green OH City Sch Dist Series 2024 B, 4% 10/1/2044	4,130,000	3,910,943
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2042	1,000,000	1,061,846
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2044	1,000,000	1,050,367
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2046	1,000,000	1,044,135
Columbus OH City Sch Dist 5% 12/1/2029	1,740,000	1,764,750
Grandview Heights Ohio City Sch Dist 5% 12/1/2050	7,235,000	7,576,078
Lancaster Port Auth OH Gas Rev Series 2024 A, 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (b)	10,170,000	10,923,070
State of Ohio Gen. Oblig. 5% 6/15/2042	7,500,000	8,171,175
		35,502,364
Health Care - 0.6%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2046	7,285,000	7,376,939
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5.25% 6/15/2043	3,470,000	3,069,448
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2020 A, 4% 8/1/2047	2,080,000	1,785,159
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 4% 1/15/2046	5,600,000	5,056,052
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2029	1,815,000	1,826,614
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	2,320,000	2,393,823
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	1,550,000	1,619,752
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	1,645,000	1,739,667
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	1,750,000	1,873,327
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	1,850,000	1,992,430
		28,733,211
Housing - 0.0%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	270,000	273,543
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	2,325,000	2,551,571
		2,825,114
Special Tax - 0.3%
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2046	4,700,000	4,752,512
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2051	6,900,000	6,944,368
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2044	470,000	449,880
		12,146,760
Tobacco Bonds - 0.2%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	3,870,000	2,737,839
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	1,265,000	1,061,960
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2030	2,000,000	2,174,968
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2032	1,665,000	1,787,427
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2033	2,000,000	2,131,898
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2034	420,000	443,617
		10,337,709
Transportation - 1.0%
Columbus OH Regl Arpt Au Rev 5% 1/1/2032 (g)	4,695,000	5,143,230
Columbus OH Regl Arpt Au Rev 5% 1/1/2039 (g)	13,340,000	14,130,315
Columbus OH Regl Arpt Au Rev 5% 1/1/2040 (g)	7,600,000	7,936,043
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2041 (g)	7,115,000	7,550,763
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2045 (g)	1,470,000	1,522,474
Ohio St Tpk Commn Tpk Rev 5% 2/15/2032	4,930,000	5,600,312
Ohio St Tpk Commn Tpk Rev 5% 2/15/2038	1,155,000	1,272,267
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2042 (h)	2,150,000	1,054,707
Ohio St Tpk Commn Tpk Rev Series 2022A, 5% 2/15/2039	240,000	261,810
		44,471,921
TOTAL OHIO		161,924,340
Oklahoma - 0.1%
Education - 0.0%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	1,915,000	1,849,755
University of Oklahoma/The Series 2021 A, 3% 7/1/2041 (Assured Guaranty Inc Insured)	1,380,000	1,121,406
		2,971,161
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	420,000	461,987
Special Tax - 0.1%
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2029	1,160,000	1,161,838
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2039	1,655,000	1,655,843
		2,817,681
TOTAL OKLAHOMA		6,250,829
Oregon - 1.4%
General Obligations - 0.4%
City of Lake Oswego OR Gen. Oblig. 2.7% 6/1/2037	1,850,000	1,658,354
City of Lake Oswego OR Gen. Oblig. 2.75% 6/1/2038	1,960,000	1,726,094
Deschutes Cnty Ore Sch Dist No 6 Sisters 3% 6/15/2040 (Oregon St Guaranteed)	1,000,000	845,360
Deschutes Cnty Ore Sch Dist No 6 Sisters 3% 6/15/2041 (Oregon St Guaranteed)	1,190,000	986,097
Multnomah Cnty OR Sch Dist No 1 Portland Series 2020 B, 3% 6/15/2036 (Oregon St Guaranteed)	1,525,000	1,421,516
Redmond or Gen. Oblig. Series 2025 A, 5.25% 6/1/2044 (g)	2,180,000	2,267,973
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2038 (Oregon St Guaranteed) (h)	2,915,000	1,734,155
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2040 (Oregon St Guaranteed) (h)	1,200,000	633,664
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2041 (Oregon St Guaranteed) (h)	6,500,000	3,222,552
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2042 (Oregon St Guaranteed) (h)	1,535,000	714,551
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2044 (Oregon St Guaranteed) (h)	5,000,000	2,058,266
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2045 (Oregon St Guaranteed) (h)	3,790,000	1,472,080
		18,740,662
Health Care - 0.2%
Oregon Hlth Sciences Univ Rev Series 2021 A, 3% 7/1/2051	8,100,000	5,554,571
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	5,975,000	4,192,162
		9,746,733
Housing - 0.1%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	1,065,000	910,945
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	2,980,000	2,997,415
		3,908,360
Special Tax - 0.1%
Oregon St Dept Admin Lottery 5.25% 4/1/2042	2,500,000	2,767,318
Oregon St Dept Admin Lottery 5.25% 4/1/2043	3,600,000	3,958,586
		6,725,904
Transportation - 0.6%
Port of Portland Arpt Rev 5% 7/1/2041 (g)	12,420,000	12,890,951
Port of Portland Arpt Rev 5% 7/1/2045 (g)	2,980,000	3,021,600
Port of Portland Arpt Rev 5% 7/1/2052 (g)	10,500,000	10,574,263
		26,486,814
TOTAL OREGON		65,608,473
Pennsylvania - 6.0%
Education - 0.1%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (c)	1,200,000	576,000
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% (c)	2,450,000	1,176,000
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (c)	2,730,000	1,310,400
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2028	415,000	418,737
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2032	1,040,000	1,047,500
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2035	1,025,000	1,043,737
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2037	1,295,000	1,311,717
		6,884,091
Electric Utilities - 0.2%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Inc Insured)	4,745,000	4,970,978
Philadelphia PA Gas Wks Rev Series SIXTEENTH A, 4% 8/1/2045 (Assured Guaranty Inc Insured)	2,685,000	2,529,960
		7,500,938
Escrowed/Pre-Refunded - 0.0%
Philadelphia PA Sch Dist Series F, 5% 9/1/2030 (Pre-refunded to 9/1/2026 at 100)	20,000	20,451
General Obligations - 1.6%
Pennsylvania St Gen. Oblig. 5% 9/1/2032	10,000,000	11,414,277
Philadelphia PA Sch Dist 4% 9/1/2035	5,215,000	5,293,215
Philadelphia PA Sch Dist 5% 9/1/2027	8,020,000	8,163,343
Philadelphia PA Sch Dist 5% 9/1/2028	11,600,000	11,795,432
Philadelphia PA Sch Dist 5% 9/1/2028	6,705,000	6,817,963
Philadelphia PA Sch Dist 5% 9/1/2029	7,540,000	7,662,918
Philadelphia PA Sch Dist 5% 9/1/2033	2,540,000	2,719,679
Philadelphia PA Sch Dist 5% 9/1/2033 (Assured Guaranty Inc Insured)	2,480,000	2,664,919
Philadelphia PA Sch Dist 5% 9/1/2034	7,225,000	7,705,564
Philadelphia PA Sch Dist 5% 9/1/2036	1,575,000	1,636,767
Philadelphia PA Sch Dist 5% 9/1/2037	910,000	942,052
Philadelphia PA Sch Dist 5% 9/1/2038	1,450,000	1,497,036
Philadelphia PA Sch Dist Series B, 5% 9/1/2043	2,115,000	2,156,644
Philadelphia PA Sch Dist Series F, 5% 9/1/2030	5,625,000	5,710,571
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2015A, 5% 6/1/2026	65,000	65,104
		76,245,484
Health Care - 1.7%
Bucks Cnty PA Ida Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021, 3% 8/15/2053 (Assured Guaranty Inc Insured)	8,240,000	5,925,476
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2028	885,000	897,335
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2029	970,000	982,934
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2033	2,070,000	1,969,878
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2035	2,135,000	1,968,218
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2037	4,140,000	3,681,482
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2026	1,035,000	1,048,394
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2027	1,745,000	1,771,472
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	1,285,000	1,303,055
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2029	1,385,000	1,404,584
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2030	1,815,000	1,842,181
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2031	1,240,000	1,255,972
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2032	1,305,000	1,319,248
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2034	1,405,000	1,410,417
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2036	4,150,000	4,116,209
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2038	4,990,000	4,888,037
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 4% 7/15/2045	2,900,000	2,204,612
Lancaster Cnty PA Hosp Aut Rev (Penn State Hlth System Proj.) Series 2021, 5% 11/1/2051	720,000	709,969
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2026	830,000	841,398
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2027	830,000	842,789
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2028	830,000	843,054
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2028	1,255,000	1,241,726
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2029	2,150,000	2,119,791
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2036	6,790,000	6,229,365
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	4,700,000	4,031,796
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2025	865,000	865,000
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2027	415,000	408,984
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2031	3,790,000	3,688,236
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 5% 8/15/2036	615,000	620,372
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	10,545,000	9,053,604
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2038	1,625,000	1,683,354
Union Cnty PA Hosp Auth Hosp Rev (Wellspan Health Group Proj.) 5% 8/1/2043	4,605,000	4,640,167
		75,809,109
Transportation - 1.8%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2038 (g)	2,545,000	2,511,366
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2039 (g)	3,075,000	2,991,807
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2040 (g)	10,000,000	9,516,382
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2041 (g)	10,000,000	9,352,569
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2029 (g)	4,185,000	4,450,058
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2030 (g)	4,000,000	4,317,970
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2031 (g)	3,000,000	3,272,795
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2032 (g)	4,000,000	4,323,864
Pennsylvania Turnpike Commission 5% 12/1/2044	5,765,000	6,140,147
Pennsylvania Turnpike Commission 5% 12/1/2045	3,850,000	4,089,525
Pennsylvania Turnpike Commission 5% 12/1/2047	2,610,000	2,746,112
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2038	6,680,000	7,181,578
Pennsylvania Turnpike Commission Series FIRST 2024, 5% 12/1/2039	2,850,000	3,112,624
Philadelphia PA Airport Rev 5% 7/1/2026 (g)	2,485,000	2,522,835
Philadelphia PA Airport Rev 5% 7/1/2026	830,000	844,813
Philadelphia PA Airport Rev 5% 7/1/2027 (g)	2,070,000	2,143,487
Philadelphia PA Airport Rev 5% 7/1/2027	660,000	688,841
Philadelphia PA Airport Rev 5% 7/1/2028 (g)	2,485,000	2,573,854
Philadelphia PA Airport Rev 5% 7/1/2029 (g)	1,860,000	1,921,743
Philadelphia PA Airport Rev 5% 7/1/2032 (g)	2,485,000	2,551,093
Philadelphia PA Airport Rev 5% 7/1/2034 (g)	3,310,000	3,383,915
Philadelphia PA Airport Rev Series 2025B, 5.25% 7/1/2042 (g)	2,000,000	2,130,077
Philadelphia PA Airport Rev Series 2025B, 5.25% 7/1/2043 (g)	1,405,000	1,486,359
		84,253,814
Water & Sewer - 0.6%
Capital Region Wtr PA Wtr Rev 5% 7/15/2027	830,000	863,558
Capital Region Wtr PA Wtr Rev 5% 7/15/2029	1,290,000	1,375,173
Capital Region Wtr PA Wtr Rev 5% 7/15/2032	830,000	880,892
Philadelphia PA Wtr & Wastewtr Series 2018 A, 5% 10/1/2035	4,190,000	4,405,385
Philadelphia PA Wtr & Wastewtr Series 2018 A, 5% 10/1/2036	6,210,000	6,506,834
Philadelphia PA Wtr & Wastewtr Series 2018 A, 5% 10/1/2048	6,000,000	6,054,942
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Inc Insured)	4,210,000	4,500,256
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2039 (Assured Guaranty Inc Insured)	2,315,000	2,422,871
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2044 (Assured Guaranty Inc Insured)	775,000	796,397
		27,806,308
TOTAL PENNSYLVANIA		278,520,195
Puerto Rico - 1.2%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (h)	16,678,786	11,912,275
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	11,630,913	11,500,198
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	4,213,000	4,108,810
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	3,902,632	4,174,876
		31,696,159
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (h)	9,290,000	7,599,193
Water & Sewer - 0.3%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2020A, 5% 7/1/2035 (e)	3,435,000	3,538,389
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 4% 7/1/2042 (e)	1,085,000	977,209
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (e)	1,580,000	1,644,777
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (e)	4,785,000	4,928,152
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (e)	3,700,000	3,320,643
		14,409,170
TOTAL PUERTO RICO		53,704,522
Rhode Island - 0.7%
Education - 0.6%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2038	1,650,000	1,790,468
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2043	3,120,000	3,225,924
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2044	3,170,000	3,258,912
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	7,135,000	7,248,064
Rhode Island St Student Ln 3.5% 12/1/2034 (g)	1,200,000	1,169,504
Rhode Island St Student Ln Series 2021 A, 5% 12/1/2028 (g)	1,480,000	1,558,888
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2031 (g)	4,830,000	5,179,030
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2030 (g)	1,900,000	2,026,945
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2031 (g)	1,960,000	2,101,635
		27,559,370
General Obligations - 0.1%
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2034 (Build America Mutual Assurance Co Insured)	750,000	856,784
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2035 (Build America Mutual Assurance Co Insured)	1,050,000	1,192,524
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2041 (Build America Mutual Assurance Co Insured)	1,675,000	1,808,965
		3,858,273
Health Care - 0.0%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	655,000	658,071
Housing - 0.0%
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	570,000	573,345
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 75 A, 2.05% 10/1/2036	2,000,000	1,610,228
		2,183,573
TOTAL RHODE ISLAND		34,259,287
South Carolina - 1.7%
Electric Utilities - 1.1%
South Carolina St Svc Auth Rev 5% 12/1/2046	4,275,000	4,413,964
South Carolina St Svc Auth Rev 5% 12/1/2047	3,500,000	3,591,405
South Carolina St Svc Auth Rev 5% 12/1/2048	3,750,000	3,840,271
South Carolina St Svc Auth Rev 5% 12/1/2050	3,045,000	3,160,261
South Carolina St Svc Auth Rev 5% 12/1/2055	7,650,000	7,798,980
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2029	2,485,000	2,520,901
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2036	3,400,000	3,776,082
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	2,330,000	2,433,051
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	3,220,000	3,423,305
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	800,000	746,904
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2034	4,000,000	4,537,019
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	1,190,000	1,227,066
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	8,780,000	9,085,839
South Carolina St Svc Auth Rev Series B, 5% 12/1/2031	910,000	931,245
		51,486,293
Health Care - 0.3%
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2032	1,010,000	1,071,508
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2033	4,200,000	4,438,267
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 4% 4/15/2048	10,815,000	9,598,450
		15,108,225
Housing - 0.1%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	1,015,000	1,026,102
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	1,425,000	1,566,017
		2,592,119
Transportation - 0.2%
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2044 (g)	900,000	937,583
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2049 (g)	3,140,000	3,241,651
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2054 (g)	4,275,000	4,396,837
		8,576,071
TOTAL SOUTH CAROLINA		77,762,708
South Dakota - 0.2%
Health Care - 0.2%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2026	250,000	254,181
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2028	250,000	260,278
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2029	470,000	489,176
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2031	540,000	560,796
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	3,355,000	2,612,628
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2051 (b)	5,160,000	5,682,265
		9,859,324
TOTAL SOUTH DAKOTA		9,859,324
Tennessee - 1.1%
General Obligations - 0.7%
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2035 (Pacific Life Insurance Co Guaranteed)	28,390,000	30,703,357
Health Care - 0.1%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	2,200,000	1,961,302
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2031	1,000,000	1,070,666
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2033	1,250,000	1,321,366
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 2, 5% 8/1/2035	765,000	801,735
		5,155,069
Housing - 0.2%
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	415,000	352,159
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	505,000	382,003
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	300,000	251,729
Tennessee Hsg Dev Agy Residential Fin Prog Rev (TN Residential Finance 1/29/13 Proj.) 5% 1/1/2053	3,655,000	3,790,569
Tennessee Hsg Dev Agy Residential Fin Prog Rev (TN Residential Finance 1/29/13 Proj.) Series 2025 2A, 6% 1/1/2056	1,815,000	2,036,382
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	710,000	709,231
		7,522,073
Transportation - 0.1%
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2054 (g)	4,580,000	4,592,045
Water & Sewer - 0.0%
Crossville Tenn Wtr & Swr Rev Series 2020 C, 2.125% 6/1/2047	840,000	519,851
Crossville Tenn Wtr & Swr Rev Series 2020 C, 2.25% 6/1/2050	3,290,000	1,994,637
		2,514,488
TOTAL TENNESSEE		50,487,032
Texas - 7.1%
Education - 0.3%
Board of Regents of the University of Texas System Series 2019 A, 5% 8/15/2029	1,850,000	2,026,389
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2027	595,000	600,340
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2029	375,000	389,773
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2039	1,030,000	1,047,280
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2040	830,000	842,752
Texas St Univ Sys Fing Rev Series 2017 A, 5% 3/15/2029	3,530,000	3,648,790
University Houston TX Univ Rev Series 2017 A, 5% 2/15/2036	2,485,000	2,498,034
University North Tex Univ Rev Series 2017 A, 5% 4/15/2032	1,740,000	1,798,008
Washington Cnty TX Jr College Dist Rev Series 2020, 2.375% 10/1/2045 (Assured Guaranty Inc Insured)	1,615,000	1,064,999
		13,916,365
Electric Utilities - 0.0%
Bryan TX Elec Sys Rev Series 2018, 4% 7/1/2043 (Assured Guaranty Inc Insured)	950,000	896,330
General Obligations - 2.4%
Barbers Hill TX Indpt Sch Dist Series 2020, 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,290,000	1,151,448
Bexar Cnty TX Gen. Oblig. Series 2016, 3% 6/15/2041	2,805,000	2,406,073
Brazoria Cnty Texas Gen. Oblig. Series 2021, 3% 3/1/2040	1,000,000	862,379
Brazos Cnty Tex Gen. Oblig. 1.75% 9/1/2034	1,380,000	1,135,667
Brazos Cnty Tex Gen. Oblig. 1.875% 9/1/2035	700,000	565,670
Bryan TX (Bryan Tex Proj.) Gen. Oblig. 2.125% 8/15/2034	1,150,000	1,000,163
Bushland Indpt Sch Dist Tex Series 2022, 4% 2/15/2047 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,400,788
Calvert Independent School District 2.5% 8/15/2038 (Permanent Sch Fund of Texas Guaranteed)	640,000	530,852
Cedar Park TX Gen. Oblig. 1.625% 2/15/2035	1,615,000	1,297,361
Chambers Cnty Tex Gen. Oblig. Series 2021, 2.5% 3/1/2051	7,370,000	4,536,404
City of Coppell TX Gen. Oblig. Series 2020, 1.375% 2/1/2034	1,395,000	1,135,451
City of Waco TX Gen. Oblig. 2% 2/1/2034	3,395,000	2,954,622
City of Waco TX Gen. Oblig. 2.375% 2/1/2038	1,035,000	840,175
City of Waco TX Gen. Oblig. Series 2021 A, 2.125% 2/1/2044	525,000	338,184
Clarksville Tex Indpt Sch Dist 3% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	1,425,000	1,096,869
Clear Creek Independent School District Series 2021, 3% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	2,300,000	1,991,757
College of the Mainland Gen. Oblig. Series 2020, 4% 8/15/2044	1,930,000	1,817,559
Comal Tex Indpt Sch Dist 3% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	4,155,000	3,847,800
Conroe TX Isd Series 2022, 3% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	837,128
Corpus Christi TX Gen. Oblig. Series 2021 A, 3% 3/1/2041	200,000	168,082
County of Collin TX Gen. Oblig. Series 2022, 4% 2/15/2039	1,800,000	1,808,427
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2037	2,790,000	3,104,630
Dallas TX ISD 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	5,220,000	5,770,223
Decatur Tex Gen. Oblig. 3.125% 3/1/2052	5,000,000	3,726,721
Del Mar TX College Dist Gen. Oblig. Series 2020 B, 4% 8/15/2045	2,875,000	2,678,570
El Paso Tex Gen. Oblig. Series 2015, 4% 8/15/2041	1,175,000	1,127,679
Forney TX Indpt Sch Dis Series 2022 A, 2.75% 8/15/2048 (Permanent Sch Fund of Texas Guaranteed)	5,000,000	3,500,425
Fort Bend Cnty TX Levee Impt #2 Gen. Oblig. Series 2019, 3% 4/1/2043 (Build America Mutual Assurance Co Insured)	1,000,000	798,443
Fort Bend Grand Parkway Toll Road Authority (Fort Bend County TX Proj.) Series 2021, 3% 3/1/2046	2,400,000	1,920,715
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	825,000	771,127
Frenship TX Indpt Sch Dist (Permanent Sch Fund of Texas Proj.) Series 2021 A, 3% 2/15/2040	3,415,000	2,978,262
Georgetown TX Gen. Oblig. Series 2021A, 2.5% 8/15/2039	1,420,000	1,107,266
Georgetown TX Gen. Oblig. Series 2021A, 2.5% 8/15/2040	1,455,000	1,100,719
Harris Cnty TX Gen. Oblig. 0% 8/15/2028 (National Public Finance Guarantee Corporation Insured) (h)	4,140,000	3,813,238
Hays County Tex Gen. Oblig. Series 2019, 3% 2/15/2044	2,685,000	2,164,022
Horizon City Tex Gen. Oblig. Series 2019, 4% 8/15/2043 (Assured Guaranty Inc Insured)	1,000,000	956,410
Houston TX Gen. Oblig. 5% 3/1/2032	1,635,000	1,682,964
Kaufman Cnty Mun Util Dist 5 Gen. Oblig. Series 2020 A, 2.25% 3/1/2046 (Assured Guaranty Inc Insured)	4,490,000	2,912,443
Lakes Fresh Wtr Supply Dist Denton Cnty Tex Gen. Oblig. 3% 9/1/2043 (Build America Mutual Assurance Co Insured)	2,310,000	1,833,074
Lamar TX Isd Series 2021, 3% 2/15/2056 (Permanent Sch Fund of Texas Guaranteed)	2,800,000	2,008,097
Little Elm Tex Gen. Oblig. 2.5% 8/1/2039	1,345,000	1,066,137
Mansfield TX Gen. Oblig. 2.25% 2/15/2035	1,385,000	1,225,716
Nederland Tex Indpt Sch Dist 3% 8/15/2042 (Permanent Sch Fund of Texas Guaranteed)	1,815,000	1,503,432
New Deal Independent School District 3% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	915,000	771,782
Prairiland Tex Indpt Sch Dist 3% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	845,000	651,478
Prosper Tex Gen. Oblig. 2.5% 2/15/2039	2,225,000	1,784,922
Prosper Tex Indpt Sch Dist 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	3,000,000	2,666,891
Round Rock TX Indpt Sch Dist Series 2016, 3% 8/1/2041 (Permanent Sch Fund of Texas Guaranteed)	1,055,000	897,403
Sinton Tex Indpt Sch Dist Series 2021, 2% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	4,880,000	2,990,689
South Buda Wtr Ctl & Impt Dist No 1 Tex Gen. Oblig. Series 2020, 2.5% 8/1/2050 (Assured Guaranty Inc Insured)	2,520,000	1,587,907
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (b)	1,980,000	2,229,045
Texas State Gen. Oblig. 5% 8/1/2034 (g)	3,185,000	3,489,706
Waller TX Indpt Sch Dist Series 2020, 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,850,000	1,637,904
Weatherford Tex Indpt Sch Dist Series 2002, 0% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed) (h)	4,095,000	3,249,073
Weatherford Tex Indpt Sch Dist Series 2002, 0% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed) (Escrowed to Maturity) (h)	1,690,000	1,351,220
Wharton TX Indpt Sch Dist 2% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,300,000	979,223
Wharton TX Indpt Sch Dist 2% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	1,300,000	939,250
Wharton TX Indpt Sch Dist 2% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	1,385,000	887,168
Willis Tex Indpt Sch Dist 2% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,345,000	1,031,863
		106,618,696
Health Care - 0.2%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2015 1, 5% 10/1/2029	1,115,000	1,116,146
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2028	390,000	395,283
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2030	1,570,000	1,590,977
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2032	830,000	839,494
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2037	930,000	934,584
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2027	625,000	651,170
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2029	1,655,000	1,724,067
		7,251,721
Housing - 0.5%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	6,155,000	6,765,790
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.1% 7/1/2050	5,960,000	6,100,259
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	4,200,351	3,758,316
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3.5% 3/1/2051	2,290,000	2,288,202
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	2,240,000	2,267,065
		21,179,632
Special Tax - 0.0%
Dallas TX Rapid Transit Sales Tax Rev 3% 12/1/2047	2,405,000	1,824,927
Transportation - 2.7%
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2028 (g)	830,000	848,991
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2030 (g)	1,275,000	1,300,415
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2032 (g)	1,005,000	1,020,130
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2035 (g)	1,035,000	1,046,154
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2036 (g)	1,385,000	1,397,904
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2037 (g)	1,165,000	1,174,158
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2041 (g)	1,000,000	1,008,233
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2029 (g)	1,655,000	1,736,970
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2030 (g)	1,765,000	1,849,612
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2031 (g)	1,240,000	1,294,710
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2032 (g)	1,450,000	1,507,705
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2037 (g)(j)	12,000,000	13,252,704
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2038 (g)(j)	4,645,000	5,086,528
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2041 (g)(j)	6,935,000	7,428,597
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5.25% 3/1/2050 (Assured Guaranty Inc Insured)	4,680,000	4,952,590
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2038	2,655,000	2,746,667
Grand Parkway Transportation Corp Series 2020 C, 4% 10/1/2049	3,100,000	2,759,509
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5.25% 8/15/2049	4,875,000	5,189,818
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2026 (g)	830,000	831,289
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2027 (g)	1,780,000	1,783,011
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2028 (g)	2,755,000	2,759,649
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2029 (g)	1,655,000	1,657,610
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2032 (g)	3,055,000	3,058,339
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2025 (g)	830,000	831,316
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2026 (g)	830,000	847,833
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2027 (g)	830,000	848,395
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2028 (g)	1,450,000	1,482,062
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2029 (g)	1,035,000	1,056,440
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2030 (g)	830,000	846,030
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2031 (g)	1,840,000	1,871,282
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2032 (g)	2,135,000	2,166,190
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2033 (g)	830,000	840,994
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2034 (g)	830,000	839,925
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (h)	15,250,000	10,984,781
North TX Twy Auth Rev 3% 1/1/2051	16,575,000	11,691,375
North TX Twy Auth Rev 5% 1/1/2030	350,000	351,941
North TX Twy Auth Rev 5% 1/1/2031	830,000	835,121
North TX Twy Auth Rev 5% 1/1/2031	495,000	497,641
North TX Twy Auth Rev 5% 1/1/2033	975,000	999,356
North TX Twy Auth Rev 5% 1/1/2034	2,485,000	2,845,726
North TX Twy Auth Rev 5% 1/1/2034	1,240,000	1,268,685
North TX Twy Auth Rev 5% 1/1/2035	1,820,000	1,858,692
North TX Twy Auth Rev 5% 1/1/2036	1,035,000	1,039,182
North TX Twy Auth Rev 5% 1/1/2037	1,405,000	1,429,685
North TX Twy Auth Rev Series 2024A, 5% 1/1/2041	4,275,000	4,558,190
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042	1,395,000	1,498,891
North TX Twy Auth Rev Series 2024B, 5% 1/1/2035	6,165,000	6,961,805
		124,142,831
Water & Sewer - 1.0%
City of Fort Worth TX Series 2020, 2.125% 2/15/2041	2,115,000	1,537,121
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2042	3,645,000	3,891,884
Dallas TX Wtrwks & Swr Sys Rev Series 2020 C, 4% 10/1/2035	1,000,000	1,023,232
Dallas TX Wtrwks & Swr Sys Rev Series 2020 C, 4% 10/1/2039	5,000,000	4,926,013
Dallas TX Wtrwks & Swr Sys Rev Series 2020 C, 4% 10/1/2040	2,000,000	1,954,926
Fort Worth TX Wtr & Swr Rev Series 2019, 3% 2/15/2042	1,100,000	903,648
Fort Worth TX Wtr & Swr Rev Series 2020 A, 2.75% 2/15/2048	5,085,000	3,680,123
Houston TX Util Sys Rev 5% 11/15/2033	2,000,000	2,193,762
Houston TX Util Sys Rev 5% 11/15/2034	2,500,000	2,726,106
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2037	1,650,000	1,810,607
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2041	1,060,000	1,122,762
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2044	1,605,000	1,670,031
North TX Mun Wtr Dist TX Regl Wastewtr Sys Contract Rev Series 2025, 5.25% 6/1/2044	7,215,000	7,730,777
North TX Mun Wtr Dist TX Regl Wastewtr Sys Contract Rev Series 2025, 5.25% 6/1/2045	4,315,000	4,608,965
Texas Wtr Dev Brd 3% 8/1/2039	1,165,000	1,046,620
Texas Wtr Dev Brd Series 2021, 2.5% 10/15/2039	3,000,000	2,419,601
Texas Wtr Dev Brd Series 2021, 3% 10/15/2041	2,720,000	2,345,456
Texas Wtr Dev Brd Series A, 4% 10/15/2045	2,010,000	1,913,660
		47,505,294
TOTAL TEXAS		323,335,796
Utah - 1.0%
General Obligations - 0.0%
Weber Sch Dist Utah 2.25% 6/15/2034	1,230,000	1,106,969
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	729,289	590,123
Special Tax - 0.2%
Mida Mountain Village Public Infrastructure District Series 2024 2, 6% 6/15/2054 (e)	1,500,000	1,523,636
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 6.125% 3/1/2055	5,263,000	5,430,363
		6,953,999
Transportation - 0.8%
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2027 (g)	3,500,000	3,627,292
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2029 (g)	3,090,000	3,192,573
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2030 (g)	2,275,000	2,345,841
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2031 (g)	4,345,000	4,469,655
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2033 (g)	3,310,000	3,387,971
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2035 (g)	3,310,000	3,374,062
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2036 (g)	4,470,000	4,545,495
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2037 (g)	3,520,000	3,571,554
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2031 (g)	2,000,000	2,088,778
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2032 (g)	4,310,000	4,487,272
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2033 (g)	1,420,000	1,473,576
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2041 (g)	2,000,000	2,105,825
		38,669,894
TOTAL UTAH		47,320,985
Vermont - 0.2%
Education - 0.2%
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2041	3,810,000	3,174,608
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2046	4,720,000	3,712,582
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2028 (g)	1,430,000	1,482,153
		8,369,343
TOTAL VERMONT		8,369,343
Virginia - 0.4%
Education - 0.0%
Salem Economic Development Authority (Roanoke College Proj.) Series 2025, 6% 4/1/2055	1,000,000	1,038,086
General Obligations - 0.1%
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2032	725,000	760,147
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series 2019A, 4% 8/1/2036	4,505,000	4,567,598
		5,327,745
Health Care - 0.3%
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	3,000,000	2,058,780
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 3% 6/15/2029	525,000	524,346
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 4% 6/15/2037	595,000	583,890
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2027	1,240,000	1,257,513
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2030	540,000	547,832
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2034	665,000	672,410
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2035	1,820,000	1,838,578
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2034	1,240,000	1,244,734
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2035	1,240,000	1,244,284
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2044	830,000	830,674
		10,803,041
TOTAL VIRGINIA		17,168,872
Washington - 2.7%
Education - 0.3%
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	5,005,000	3,596,473
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2027	1,770,000	1,789,472
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2028	1,825,000	1,844,424
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2035	1,880,000	1,885,216
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2036	2,845,000	2,848,948
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2019, 4% 10/1/2049	3,515,000	2,755,473
		14,720,006
General Obligations - 1.2%
State of Washington Gen. Oblig. Series 2020A, 5% 8/1/2033	1,260,000	1,361,138
State of Washington Gen. Oblig. Series 2021 C, 5% 2/1/2044	270,000	281,101
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2037	33,745,000	37,047,124
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	1,685,000	1,719,272
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2035	1,800,000	1,871,247
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2036	5,735,000	5,885,953
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2037	4,000,000	4,069,787
State of Washington Gen. Oblig. Series R 2022C, 4% 7/1/2035	4,200,000	4,366,243
		56,601,865
Health Care - 0.4%
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 4% 7/1/2028 (e)	100,000	99,633
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2033 (e)	125,000	126,098
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2038 (e)	100,000	99,912
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2048 (e)	400,000	357,816
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2038	1,000,000	1,034,672
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2033	2,000,000	2,114,185
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	1,285,000	1,319,532
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2028	1,570,000	1,620,954
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2029	615,000	634,181
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2030	735,000	757,618
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	1,120,000	1,152,195
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2032	1,655,000	1,698,185
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2033	2,345,000	2,399,695
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2034	540,000	551,288
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	4,685,000	4,690,507
		18,656,471
Special Tax - 0.6%
Washington St Convention Ctr Pub Facs Dist Series 2021 B, 3% 7/1/2058 (Assured Guaranty Inc Insured)	12,930,000	8,680,978
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	1,410,000	1,094,170
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	17,595,000	18,158,658
		27,933,806
Transportation - 0.2%
Port Seattle WA Rev Series 2019, 4% 4/1/2044 (g)	2,525,000	2,289,098
Port Seattle WA Rev Series B, 5% 10/1/2028 (g)	2,900,000	2,925,630
Port Seattle WA Rev Series B, 5% 10/1/2030 (g)	1,655,000	1,666,756
Port Seattle WA Rev Series C, 5% 5/1/2031 (g)	1,200,000	1,228,507
		8,109,991
TOTAL WASHINGTON		126,022,139
West Virginia - 0.1%
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	1,380,000	1,402,646
Health Care - 0.1%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2031	1,355,000	1,378,586
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2032	1,120,000	1,139,905
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	1,490,000	1,371,131
		3,889,622
Housing - 0.0%
West Virginia St Hsg Dev Fd Series 2018 A, 3.45% 11/1/2033	1,250,000	1,249,017
TOTAL WEST VIRGINIA		6,541,285
Wisconsin - 1.2%
Education - 0.0%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2040 (e)	720,000	708,783
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2050 (e)	520,000	474,797
		1,183,580
Escrowed/Pre-Refunded - 0.0%
Public Fin Auth WI Revenue Series 2020, 5% 4/1/2040 (Pre-refunded to 4/1/2030 at 100) (e)	30,000	32,967
Wisconsin Rapids School District Series 2021, 1.7% 4/1/2032 (Pre-refunded to 4/1/2028 at 100)	985,000	963,192
		996,159
General Obligations - 0.2%
Howard Suamico WI Scd 2% 3/1/2038	1,780,000	1,350,799
Kohler Wis Sch Dist 2% 3/1/2039	1,230,000	887,842
Westosha Cent High Sch Dist Wis 1.625% 3/1/2032	1,010,000	881,801
Westosha Cent High Sch Dist Wis 2% 3/1/2035	1,000,000	824,035
Westosha Cent High Sch Dist Wis 2% 3/1/2036	1,005,000	801,597
Wisconsin Rapids School District Series 2021, 1.7% 4/1/2032	615,000	530,459
Wisconsin Rapids School District Series 2021, 2% 4/1/2038	2,100,000	1,555,184
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2034	2,025,000	2,369,352
		9,201,069
Health Care - 0.7%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045	9,350,000	7,022,666
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	2,095,000	1,905,584
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 5% 6/1/2029	820,000	884,526
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	1,660,000	1,671,831
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	2,640,000	1,982,720
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2043 (e)	945,000	918,664
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2048 (e)	1,055,000	990,599
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5% 5/15/2028 (e)	1,095,000	1,108,315
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2037 (e)	415,000	417,120
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2035	1,210,000	1,276,081
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	3,890,000	3,619,260
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	4,350,000	3,927,027
Wisconsin Health & Educational Facilities Authority (Sanford Health, SD Proj.) 5% 2/15/2028	1,965,000	1,980,450
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 4.5% 2/15/2054 (Build America Mutual Assurance Co Insured)	1,755,000	1,663,084
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5.5% 2/15/2054	1,875,000	1,983,850
		31,351,777
Industrial Development - 0.3%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (e)	14,095,000	10,289,350
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (e)	4,700,000	3,713,000
		14,002,350
TOTAL WISCONSIN		56,734,935
TOTAL MUNICIPAL SECURITIES (Cost $4,597,136,683)		4,528,584,499

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (k)(l) (Cost $64,196,486)	3.29	64,183,649	64,196,486

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $4,661,333,169)	4,592,780,985
NET OTHER ASSETS (LIABILITIES) - 0.5%	20,859,253
NET ASSETS - 100.0%	4,613,640,238

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Non-income producing - Security is in default.
(d)	Level 3 security.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $80,918,006 or 1.8% of net assets.

(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(h)	Zero coupon bond which is issued at a discount.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	129,589,257	776,759,607	842,152,378	2,250,809	517	(517)	64,196,486	64,183,649	2.1%
Total	129,589,257	776,759,607	842,152,378	2,250,809	517	(517)	64,196,486

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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